UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2021

Date of reporting period: May 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.21

ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

ANNUAL REPORT

July 8, 2021

This report provides management’s discussion of fund performance for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the annual reporting period ended May 31, 2021.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF MAY 31, 2021 (unaudited)

	6 Months		12 Months

AB ARIZONA PORTFOLIO

Class A Shares	2.12%		6.47%

Class C Shares	1.74%		5.68%

Advisor Class Shares[1]	1.66%	[2]	—

Bloomberg Barclays Municipal Bond Index	1.40%		4.74%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	2.25%	7.15%

Class C Shares	1.96%	6.36%

Advisor Class Shares[1]	2.47%	7.42%

Bloomberg Barclays Municipal Bond Index	1.40%	4.74%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	1.23%	4.87%

Class C Shares	0.85%	4.08%

Bloomberg Barclays Municipal Bond Index	1.40%	4.74%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Since inception on 3/25/2021.

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NAV RETURNS AS OF MAY 31, 2021 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	2.93%	8.74%

Class C Shares	2.44%	7.81%

Bloomberg Barclays Municipal Bond Index	1.40%	4.74%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	2.43%	7.40%

Class C Shares	2.14%	6.60%

Bloomberg Barclays Municipal Bond Index	1.40%	4.74%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	2.61%	7.15%

Class C Shares	2.22%	6.45%

Bloomberg Barclays Municipal Bond Index	1.40%	4.74%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	2.51%	7.10%

Class C Shares	2.14%	6.22%

Advisor Class Shares[1]	2.64%	7.27%

Bloomberg Barclays Municipal Bond Index	1.40%	4.74%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended May 31, 2021. The inception date for Arizona Portfolio Advisor Class shares was March 25, 2021; due to limited performance history, there is no discussion of comparison to the benchmark for this share class.

Except for the Minnesota Portfolio, all share classes of the Portfolios outperformed the benchmark for the six-month period; except for Class C of the Minnesota Portfolio, all share classes of all Portfolios outperformed the benchmark for the 12-month period, before sales charges. During both

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periods, an overweight to municipal credit contributed, relative to the benchmark. Inflation hedges also contributed, as inflation expectations increased.

Arizona Portfolio: During both periods, security selection within the miscellaneous-revenue sector contributed, while selection in special tax detracted.

Massachusetts Portfolio: During both periods, security selection within the private higher-education sector contributed. For the 12-month period, security selection in tax-supported state lease detracted. For the six-month period, security selection in miscellaneous revenue detracted.

Minnesota Portfolio: During both periods, security selection within the private higher-education sector contributed. For the 12-month period, security selection in local general obligation (“GO”) detracted. For the six-month period, security selection in special tax detracted.

New Jersey Portfolio: During both periods, security selection within the tax-supported state lease sector contributed, while selection in airports/ports detracted.

Ohio Portfolio: During both periods, security selection within the miscellaneous-revenue sector detracted. For the 12-month period, security selection within the private higher-education sector contributed. For the six-month period, security selection in not-for-profit health care contributed.

Pennsylvania Portfolio: During both periods, security selection within the tax-supported state lease sector detracted. For the 12-month period, security selection in special tax contributed. For the six-month period, security selection in not-for-profit health care contributed.

Virginia Portfolio: During both periods, security selection within the ports sector detracted. For the 12-month period, security selection in toll roads/transit contributed. For the six-month period, security selection in airports/ports contributed.

All Portfolios used derivatives in the form of interest rate swaps and inflation Consumer Price Index (“CPI”) swaps for hedging purposes. During both periods, inflation CPI swaps added to absolute returns for all Portfolios. During both periods, interest rate swaps detracted from absolute returns for the Arizona, New Jersey and Virginia Portfolios, and had no material impact on returns for the Massachusetts, Pennsylvania and Ohio Portfolios. Interest rate swaps detracted for the six-month period and added for the 12-month period for the Minnesota Portfolio.

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MARKET REVIEW AND INVESTMENT STRATEGY

During the 12-month period ended May 31, 2021, the municipal market continued its rather swift recovery following the single worst month of outflows in municipal market history in March 2020, when investors ran to cash, prompting $42.5 billion dollars in outflows from municipal bond mutual funds. The municipal market stabilized shortly after this historic sell-off and finished the year with eight consecutive months of inflows, totaling $40.9 billion for 2020, as investors sought relatively attractive after-tax yields. The asset class showed a tremendous amount of resiliency, bouncing back from its March drawdown to post a return of 5.2% in 2020.

In the first five months of 2021, the US economy moved closer to a full reopening and equity markets continued to rally, while interest rates and inflation expectations rose in anticipation of stronger growth ahead. The yield on the 10-year US Treasury rose 68 basis points (“b.p.”) in 2021, to 1.60% as of May 31, 2021. The bright side for muni investors is that the 10-year AAA municipal bond yield rose just 28 b.p. to 0.99% in the same period—less than half as much as the 10-year Treasury. Through May, municipals posted positive absolute returns of 0.78%, and higher returns, relative to other fixed-income asset classes, such as US Treasuries and US investment-grade corporates, which both posted negative returns. The two main catalysts behind the municipal market’s outperformance were strong investor demand and generally improving fundamentals among municipal issuers. During the first five months of 2021, investors poured $50 billion into the market, on pace for a new calendar-year record, and marked 12 consecutive months of inflows following the dramatic sell-off in municipals associated with the 2020 pandemic.

Demand for income was very apparent during the first five months of the year as BBB-rated and high-yield credit spreads compressed—64 b.p. and 85 b.p., respectively—leading to outperformance relative to high-grade counterparts. Investor concerns around issuer credit fundamentals were calmed by a combination of much better-than-expected tax revenue collections, as well as a bevy of stimulus for municipal issuers from the federal government. Municipalities benefited from three separate stimulus packages. First, the CARES Act supplied a much needed $347 billion to issuers, and this has since been supplemented by a package passed in late December 2020, which had $167 billion appropriated for various municipal sectors. Finally, the American Rescue Plan Act of 2021 supplied $649 billion for issuers. Public rating agencies reacted to the positive credit trends, as evidenced by the S&P 500’s removal of several noteworthy negative outlooks on large sectors, including state and local government, school districts, mass transit, airports, toll roads and specific issuers such as the state of Illinois.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured

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municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	4.91%	0.00%

Massachusetts	3.89%	0.00%

Minnesota	1.04%	0.00%

New Jersey	19.41%	6.51%

Ohio	2.44%	0.00%

Pennsylvania	11.93%	2.14%

Virginia	0.48%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities; and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities

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DISCLOSURES AND RISKS (continued)

are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value

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DISCLOSURES AND RISKS (continued)

of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Arizona Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.15%	0.24%

1 Year	6.47%	3.28%

5 Years	2.97%	2.35%

10 Years	3.90%	3.59%

CLASS C SHARES			-0.58%	-0.93%

1 Year	5.68%	4.68%

5 Years	2.19%	2.19%

10 Years[3]	3.15%	3.15%

ADVISOR CLASS SHARES[4]			0.40%	0.64

Since Inception[5]	1.66%	1.66%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.00%, 1.75% and 0.75% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.16%

5 Years	2.08%

10 Years	3.59%

CLASS C SHARES

1 Year	3.59%

5 Years	1.97%

10 Years[1]	3.16%

ADVISOR CLASS SHARES[2]

Since Inception[3]	2.05%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Massachusetts Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.43%	0.70%

1 Year	7.15%	3.98%

5 Years	2.99%	2.36%

10 Years	3.86%	3.54%

CLASS C SHARES			-0.30%	-0.49%

1 Year	6.36%	5.36%

5 Years	2.23%	2.23%

10 Years[3]	3.11%	3.11%

ADVISOR CLASS SHARES[4]			0.69%	1.12%

1 Year	7.42%	7.42%

Since Inception[5]	3.05%	3.05%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.70%

5 Years	2.11%

10 Years	3.58%

CLASS C SHARES

1 Year	4.09%

5 Years	1.97%

10 Years[1]	3.14%

ADVISOR CLASS SHARES[2]

1 Year	6.05%

Since Inception[3]	3.06%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Minnesota Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.06%	0.10%

1 Year	4.87%	1.71%

5 Years	2.81%	2.17%

10 Years	3.52%	3.21%

CLASS C SHARES			-0.68%	-1.16%

1 Year	4.08%	3.08%

5 Years	2.03%	2.03%

10 Years[3]	2.76%	2.76%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.26% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.28%

5 Years	1.92%

10 Years	3.25%

CLASS C SHARES

1 Year	2.61%

5 Years	1.77%

10 Years[1]	2.80%

1	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB New Jersey Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.48%	0.83%

1 Year	8.74%	5.44%

5 Years	3.60%	2.97%

10 Years	4.11%	3.80%

CLASS C SHARES			-0.25%	-0.43%

1 Year	7.81%	6.81%

5 Years	2.83%	2.83%

10 Years[3]	3.35%	3.35%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.12% and 1.87% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	4.12%

5 Years	2.78%

10 Years	3.82%

CLASS C SHARES

1 Year	5.62%

5 Years	2.65%

10 Years[1]	3.37%

1	Assumes conversion of Class C shares into Class A shares after eight years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Ohio Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.35%	0.57%

1 Year	7.40%	4.13%

5 Years	3.08%	2.44%

10 Years	3.50%	3.18%

CLASS C SHARES			-0.38%	-0.61%

1 Year	6.60%	5.60%

5 Years	2.33%	2.33%

10 Years[3]	2.75%	2.75%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.13% and 1.88% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.97%

5 Years	2.20%

10 Years	3.19%

CLASS C SHARES

1 Year	4.25%

5 Years	2.06%

10 Years[1]	2.75%

1	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Pennsylvania Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.44%	0.70%

1 Year	7.15%	3.97%

5 Years	3.32%	2.69%

10 Years	3.97%	3.65%

CLASS C SHARES			-0.30%	-0.48%

1 Year	6.45%	5.45%

5 Years	2.56%	2.56%

10 Years[3]	3.22%	3.22%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.14% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.98%

5 Years	2.43%

10 Years	3.65%

CLASS C SHARES

1 Year	4.31%

5 Years	2.29%

10 Years[1]	3.21%

1	Assumes conversion of Class C shares into Class A shares after eight years.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2011 TO 5/31/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Virginia Portfolio Class A shares (from 5/31/2011 to 5/31/2021) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.43%	0.70%

1 Year	7.10%	3.91%

5 Years	3.16%	2.54%

10 Years	3.89%	3.57%

CLASS C SHARES			-0.29%	-0.47%

1 Year	6.22%	5.22%

5 Years	2.40%	2.40%

10 Years[3]	3.14%	3.14%

ADVISOR CLASS SHARES[4]			0.69%	1.13%

1 Year	7.27%	7.27%

Since Inception[5]	3.24%	3.24%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.70%

5 Years	2.30%

10 Years	3.59%

CLASS C SHARES

1 Year	4.12%

5 Years	2.17%

10 Years[1]	3.15%

ADVISOR CLASS SHARES[2]

1 Year	6.25%

Since Inception[3]	3.28%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*		Annualized Expense Ratio*
Class A
Actual	$1,000	$1,021.20	$3.93		0.78%
Hypothetical**	$1,000	$1,021.04	$3.93		0.78%
Class C
Actual	$1,000	$1,017.40	$7.70		1.53%
Hypothetical**	$1,000	$1,017.30	$7.70		1.53%
Advisor Class
Actual	$1,000	$1,016.60	$1.00	***	0.53	%***
Hypothetical**	$1,000	$1,008.33	$0.99	***	0.53	%***

AB Massachusetts Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.50	$3.88	0.77%
Hypothetical**	$1,000	$1,021.09	$3.88	0.77%
Class C
Actual	$1,000	$1,019.60	$7.65	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Advisor Class
Actual	$1,000	$1,024.70	$2.62	0.52%
Hypothetical**	$1,000	$1,022.34	$2.62	0.52%

AB Minnesota Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,012.30	$4.26	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class C
Actual	$1,000	$1,008.50	$8.01	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

AB New Jersey Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,029.30	$4.15	0.82%
Hypothetical**	$1,000	$1,020.84	$4.13	0.82%
Class C
Actual	$1,000	$1,024.40	$7.92	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

EXPENSE EXAMPLE (continued)

(unaudited)

AB Ohio Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,024.30	$4.04	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$1,021.40	$7.81	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,026.10	$4.29	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class C
Actual	$1,000	$1,022.20	$8.07	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

AB Virginia Portfolio

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,025.10	$4.04	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$1,021.40	$7.81	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Advisor Class
Actual	$1,000	$1,026.40	$2.78	0.55%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***

Expenses paid are based on the period from March 25, 2021 (commencement of distribution) and are equal to the class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 68/365 (to reflect the since inception period).

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1

May 31, 2021 (unaudited)

1

All data are as of May 31, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

BOND RATING SUMMARY1 (continued)

May 31, 2021 (unaudited)

1

All data are as of May 31, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

May 31, 2021 (unaudited)

1

All data are as of May 31, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

BOND RATING SUMMARY1 (continued)

May 31, 2021 (unaudited)

1

All data are as of May 31, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.4%
Long-Term Municipal Bonds – 98.4%
Arizona – 81.8%
Arizona Department of Transportation State Highway Fund Revenue Series 2013A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,158,714
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 07/01/2029 (Pre-refunded/ETM)	1,500	1,506,257
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,476
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2034	3,000	3,439,751
Arizona Industrial Development Authority Series 2019-2 – Class A 3.625%, 05/20/2033	1,051	1,195,754
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2045	1,000	1,158,102
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2058	2,300	2,774,407
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) 5.00%, 02/01/2037	1,500	1,933,560
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	600	638,190
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,216,468
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,337,816

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	$3,450	$4,015,652
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,098,707
City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	5,000	5,261,718
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,150,196
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021A 5.00%, 07/01/2045(b)	1,500	1,980,019
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) 5.00%, 07/01/2049	2,500	3,114,008
Series 2017A 5.00%, 07/01/2033	750	918,284
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	628,676
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	526,452
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	1,958,403
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,202,084
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,078,740
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,093,548
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 07/01/2038	2,500	2,658,944

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 07/01/2032 (Pre-refunded/ETM)	$250	$251,159
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 07/01/2037-07/01/2042	2,250	2,654,354
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,656,568
La Paz County Industrial Development Authority (Harmony Public Schools) 4.00%, 02/15/2041-02/15/2051	1,130	1,259,845
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 01/01/2033-01/01/2035	3,400	4,107,383
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	830	988,921
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 07/01/2037	750	893,575
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036-07/01/2047	2,450	2,717,791
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	4,700	5,855,713
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,989,311

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	$1,000	$1,157,066
Salt River Project Agricultural Improvement & Power District 5.00%, 01/01/2029(b)	2,750	3,530,110
Series 2012A 5.00%, 12/01/2029	1,500	1,571,634
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,519,911
5.25%, 12/01/2022-12/01/2023	1,165	1,271,709
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,333,791
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	815	873,222
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	400	436,583
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,293,598
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 07/01/2033-07/01/2034	3,940	4,399,596

		97,809,766

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	215	246,727

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	225	279,026

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	$465	$481,520

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	596,694

Florida – 0.9%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,127,008

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2056	200	240,716

Guam – 2.0%
Guam Department of Education (Guam Department of Education COP) 5.00%, 02/01/2040	310	355,114
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	874,413
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	875	1,012,408
Territory of Guam 5.00%, 11/15/2031	95	110,550

		2,352,485

Illinois – 2.4%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	335	414,635
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	2,360	2,473,509

		2,888,144

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 0.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020A 3.00%, 11/01/2030	$100	$106,717
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	145	137,425

		244,142

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 06/01/2041	1,000	1,171,970

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	500	546,525
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	130,098

		676,623

Michigan – 0.0%
City of Detroit MI 5.00%, 04/01/2036	50	59,193

New York – 2.7%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,000	1,254,653
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	755	1,210,508
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	700	702,756

		3,167,917

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	$300	$317,550
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	531,288

		848,838

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	320	329,024

Puerto Rico – 1.4%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	117,649
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	260	287,077
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,212
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	112,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	130	110,613
Series 2019A 4.329%, 07/01/2040	105	116,238
5.00%, 07/01/2058	480	546,387

		1,646,326

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	$165	$166,578

Texas – 2.5%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	307,439
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,153,066
Series 2015B 5.00%, 01/01/2034	1,300	1,498,987

		2,959,492

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)	225	264,415
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	110,280

		374,695

Total Municipal Obligations (cost $110,033,218)		117,666,884

	Shares
SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $5,551,225)	5,551,225	5,551,225

Total Investments – 103.1% (cost $115,584,443)		123,218,109
Other assets less liabilities – (3.1)%		(3,679,392)

Net Assets – 100.0%		$119,538,717

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$11,402	$	– 0	–	$11,402
USD	370	01/15/2025	2.585%	CPI#	Maturity	5,386		– 0	–	5,386
USD	370	01/15/2025	2.613%	CPI#	Maturity	4,953		– 0	–	4,953
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	312,447		– 0	–	312,447
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	320,490		– 0	–	320,490
USD	510	01/15/2030	1.572%	CPI#	Maturity	51,464		– 0	–	51,464
USD	510	01/15/2030	1.587%	CPI#	Maturity	50,671		– 0	–	50,671
USD	250	02/15/2041	CPI#	2.553%	Maturity	2,791		– 0	–	2,791
USD	202	02/15/2041	CPI#	2.500%	Maturity	(192)		– 0	–	(192)
USD	198	02/15/2041	CPI#	2.505%	Maturity	37		– 0	–	37
USD	480	02/15/2046	CPI#	2.391%	Maturity	(13,374)		– 0	–	(13,374)

						$746,075	$	– 0	–	$746,075

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,245	10/09/2029	3 Month LIBOR	1.473%	Quarterly/Semi-Annual	$9,791	$	– 0	–	$9,791
USD	400	02/15/2040	3 Month LIBOR	1.302%	Quarterly/Semi-Annual	(41,252)		– 0	–	(41,252)
USD	200	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	1,853		– 0	–	1,853

						$(29,608)	$	– 0	–	$(29,608)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.120%	SIFMA	*	Quarterly	$(18,680)	$	– 0	–	$(18,680)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA	*	Quarterly	(19,439)		– 0	–	(19,439)

								$(38,119)	$	– 0	–	$(38,119)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $3,705,682 or 3.1% of net assets.

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

48 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.9%
Long-Term Municipal Bonds – 95.0%
Massachusetts – 78.8%
Commonwealth of Massachusetts Series 2015A 5.00%, 07/01/2035	$10,000	$11,745,023
Series 2018A 5.00%, 01/01/2042	5,000	6,217,716
Commonwealth of Massachusetts Transportation Fund Revenue 5.00%, 06/01/2049	2,500	3,172,491
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,135,848
Massachusetts Development Finance Agency Series 2011A 5.00%, 06/01/2028 (Pre-refunded/ETM)	1,650	1,650,000
Series 2012A 5.25%, 07/01/2042 (Pre-refunded/ETM)	1,330	1,400,967
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019A 5.00%, 06/01/2039	1,400	1,732,545
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 07/01/2044	7,000	7,828,615
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/2030-10/01/2031	3,970	4,026,804
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) 5.00%, 07/01/2026	1,000	1,217,908
Series 2018J 5.00%, 07/01/2053	5,000	5,997,759
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	3,755	4,282,645
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2035-10/01/2039	4,915	6,169,740

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014P 5.00%, 10/01/2034	$1,055	$1,192,717
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2034-01/01/2036	2,435	2,877,558
5.25%, 01/01/2042	1,000	1,182,562
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2031-10/01/2034	4,100	4,828,095
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/2038	5,000	5,524,073
Massachusetts Development Finance Agency (Lasell University) 4.00%, 07/01/2030-07/01/2040(a)	2,715	3,173,735
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	1,150	1,126,268
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,428,758
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 07/01/2032	1,000	1,062,605
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,720	1,807,141
5.00%, 07/01/2032 (Pre-refunded/ETM)	2,260	2,374,499
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,187,877
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2036-07/15/2040	6,100	8,995,960

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	$3,980	$4,922,504
Series 2020M 4.00%, 10/01/2050	2,500	2,905,554
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016I 4.00%, 07/01/2036	2,000	2,220,298
5.00%, 07/01/2041	2,500	2,905,344
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021G 5.00%, 07/01/2050	1,500	1,917,589
Massachusetts Development Finance Agency (Suffolk University) 4.00%, 07/01/2051	1,000	1,174,092
Series 2017 5.00%, 07/01/2033	1,250	1,510,071
Series 2020A 4.00%, 07/01/2045	1,400	1,628,642
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017T 5.00%, 07/01/2037	1,000	1,220,524
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,785,338
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2038-07/01/2044	4,000	4,869,182
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,657,016
Massachusetts Port Authority Series 2012B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,505,654
Series 2019A 5.00%, 07/01/2032	4,685	5,955,567
Series 2019C 5.00%, 07/01/2049	1,000	1,230,353

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021E 5.00%, 07/01/2037	$2,250	$2,950,922
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	3,720	3,787,731
Series 2013A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,737,887
Series 2015B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,402,912
Massachusetts Water Resources Authority Series 2011B 5.00%, 08/01/2029 (Pre-refunded/ETM)	2,000	2,016,154
Series 2016C 5.00%, 08/01/2033	5,500	6,669,347
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2027	6,000	6,023,572
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,321,991
University of Massachusetts Building Authority (University of Massachusetts) Series 2017-3 5.00%, 11/01/2034	2,500	3,140,501
Series 2020 3.013%, 11/01/2043	2,000	1,969,548

		170,768,202

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	415	476,240

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(b)	395	489,846

Arizona – 2.4%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	4,065	4,237,163

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	$660	$929,256

		5,166,419

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	875	906,086

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,068,141

Connecticut – 0.6%
State of Connecticut Series 2015F 5.00%, 11/15/2032	1,000	1,185,301

Florida – 1.6%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,424,505

Guam – 2.6%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,769,190
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	1,770	2,048,006
Territory of Guam 5.00%, 11/15/2031	250	290,921
Series 2021F 4.00%, 01/01/2042(a)	1,255	1,427,408

		5,535,525

Illinois – 1.1%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	650	804,516
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 05/15/2037	1,050	1,231,099

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 01/01/2024	$244	$235,176

		2,270,791

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(b)	270	255,896

Michigan – 0.8%
City of Detroit MI 5.00%, 04/01/2036	90	106,548
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,605	1,644,400

		1,750,948

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,392,058

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	571,591
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,191,775

		1,763,366

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	616,920

Pennsylvania – 1.2%
City of Philadelphia PA AGM Series 2017A 5.00%, 08/01/2033	1,000	1,233,812

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015 5.00%, 12/31/2034	$1,140	$1,335,815

		2,569,627

Puerto Rico – 1.4%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	240	282,359
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	108,283
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	490	541,516
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	238	202,507
Series 2019A 4.329%, 07/01/2040	180	199,264
4.55%, 07/01/2040	22	24,667
5.00%, 07/01/2058	815	927,719

		2,947,115

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(b)	310	312,964

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	572,472
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,153,067

		1,725,539

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/2025	$1,000	$1,165,403

Total Long-Term Municipal Bonds (cost $191,440,649)		205,790,892

Short-Term Municipal Notes – 1.9%
Massachusetts – 1.9%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) 0.05%, 07/01/2040(c)	3,040	3,040,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2010A 0.04%, 01/01/2037(c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $4,040,000)		4,040,000

Total Municipal Obligations (cost $195,480,649)		209,830,892

	Shares
SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(d)(e)(f) (cost $8,322,666)	8,322,666	8,322,666

Total Investments – 100.7% (cost $203,803,315)		218,153,558
Other assets less liabilities – (0.7)%		(1,549,176)

Net Assets – 100.0%		$216,604,382

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$20,416	$	– 0	–	$20,416
USD	663	01/15/2025	2.613%	CPI#	Maturity	8,876		– 0	–	8,876
USD	662	01/15/2025	2.585%	CPI#	Maturity	9,637		– 0	–	9,637
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	578,688		– 0	–	578,688
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	594,553		– 0	–	594,553
USD	870	01/15/2030	1.572%	CPI#	Maturity	87,791		– 0	–	87,791
USD	870	01/15/2030	1.587%	CPI#	Maturity	86,439		– 0	–	86,439
USD	440	02/15/2041	CPI#	2.553%	Maturity	4,912		– 0	–	4,912
USD	398	02/15/2041	CPI#	2.500%	Maturity	(379)		– 0	–	(379)
USD	392	02/15/2041	CPI#	2.505%	Maturity	73		– 0	–	73
USD	850	02/15/2046	CPI#	2.391%	Maturity	(23,683)		– 0	–	(23,683)

						$1,367,323	$	– 0	–	$1,367,323

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,250	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	$(10,867)	$	– 0	–	$(10,867)
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	720,215		– 0	–	720,215
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	546,261		(114)		546,375
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	474,661		– 0	–	474,661
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	118,549		– 0	–	118,549
USD	3,100	02/15/2041	3 Month LIBOR	1.919%	Quarterly/ Semi-Annual	(24,014)		– 0	–	(24,014)
USD	6,000	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	1,289,649		– 0	–	1,289,649
USD	350	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	3,243		– 0	–	3,243

						$3,117,697		$(114)		$3,117,811

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.120%	SIFMA	*	Quarterly	$(33,735)	$	– 0	–	$(33,735)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	(35,106)		– 0	–	(35,106)

								$(68,841)	$	– 0	–	$(68,841)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $4,295,295 or 2.0% of net assets.

(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

See notes to financial statements.

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 92.8%
Long-Term Municipal Bonds – 91.8%
Minnesota – 91.8%
Anoka-Hennepin Independent School District No. 11
(Anoka-Hennepin Independent School District No. 11 COP) Series 2014A 5.00%, 02/01/2034	$1,695	$1,884,815
Central Minnesota Municipal Power Agency Series 2012 5.00%, 01/01/2032	2,200	2,259,229
City of Center City MN (Hazelden Betty Ford Foundation) 4.00%, 11/01/2041	850	964,808
Series 2014 5.00%, 11/01/2029-11/01/2044	800	883,932
City of Duluth MN Series 2016A 5.00%, 02/01/2034	1,000	1,188,358
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,208,274
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/2033	1,000	1,170,536
Series 2018A 5.00%, 11/15/2036	2,000	2,477,365
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/2030	1,000	1,029,677
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/2028	1,355	1,677,622
NATL 0.06%, 08/01/2028(a)	575	572,125
City of Rochester MN (Mayo Clinic) Series 2016B 5.00%, 11/15/2036	60	90,870

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018 4.00%, 11/15/2048	$1,000	$1,149,592
City of St. Paul MN (City of St. Paul MN Sales Tax)
Series 2014G 5.00%, 11/01/2030-11/01/2032	2,900	3,330,567
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	395	424,728
City of Woodbury MN (Woodbury Leadership Academy) 4.00%, 07/01/2056	215	232,606
Cloquet Independent School District No. 94
Series 2015B 5.00%, 02/01/2031	2,200	2,554,843
County of Hennepin MN Series 2019B 5.00%, 12/15/2035	1,575	2,018,645
Duluth Economic Development Authority (Essentia Health Obligated Group) 4.25%, 02/15/2043	500	574,246
Series 2018A 5.00%, 02/15/2048	1,000	1,197,890
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	718,455
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020A 5.00%, 12/01/2036	1,575	1,886,898
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 07/01/2032	1,000	1,176,271
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) 5.00%, 09/01/2040-09/01/2055	390	464,249
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/2025	420	449,307

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	$3,000	$3,690,514
Minneapolis-St. Paul Metropolitan Airports Commission Series 2012B 5.00%, 01/01/2029	1,250	1,283,356
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) 4.00%, 12/01/2040	750	829,680
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017B 5.00%, 10/01/2036	500	559,726
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	1,100	1,311,893
Minnesota Higher Education Facilities Authority (St. Olaf College) 3.00%, 10/01/2041	1,000	1,101,922
Series 2015-8 5.00%, 12/01/2032	1,000	1,175,882
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017A 4.00%, 10/01/2034	800	925,018
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019A 4.00%, 08/01/2031	50	60,520
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	858,264
New Prague Independent School District No. 721 Series 2015A 4.00%, 02/01/2032	1,000	1,110,438
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019A 3.00%, 02/01/2038	1,000	1,093,855
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,346,901

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 01/01/2047	$2,000	$2,417,117
State of Minnesota Series 2019A 5.00%, 08/01/2037	1,000	1,302,077
University of Minnesota Series 2014B 4.00%, 01/01/2032	2,000	2,160,605
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,684,812

Total Long-Term Municipal Bonds (cost $50,534,261)		54,498,488

Short-Term Municipal Notes – 1.0%
Minnesota – 1.0%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) 0.05%, 11/15/2034(b) (cost $575,000)	575	575,000

Total Municipal Obligations (cost $51,109,261)		55,073,488

	Shares
SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 5.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $3,431,090)	3,431,090	3,431,090

Total Investments – 98.6% (cost $54,540,351)		58,504,578
Other assets less liabilities – 1.4%		847,966

Net Assets – 100.0%		$59,352,544

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$5,624	$	– 0	–	$5,624
USD	183	01/15/2025	2.585%	CPI#	Maturity	2,664		– 0	–	2,664
USD	182	01/15/2025	2.613%	CPI#	Maturity	2,436		– 0	–	2,436
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	155,124		– 0	–	155,124
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	160,245		– 0	–	160,245
USD	255	01/15/2030	1.572%	CPI#	Maturity	25,732		– 0	–	25,732
USD	255	01/15/2030	1.587%	CPI#	Maturity	25,336		– 0	–	25,336
USD	120	02/15/2041	CPI#	2.553%	Maturity	1,340		– 0	–	1,340
USD	111	02/15/2041	CPI#	2.500%	Maturity	(106)		– 0	–	(106)
USD	109	02/15/2041	CPI#	2.505%	Maturity	20		– 0	–	20
USD	230	02/15/2046	CPI#	2.391%	Maturity	(6,408)		– 0	–	(6,408)

						$372,007	$	– 0	–	$372,007

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,070	01/15/2030	1.023%	3 Month LIBOR	Semi-Annual/ Quarterly	$129,914	$	– 0	–	$129,914
USD	1,990	11/12/2039	3 Month LIBOR	3.320%	Quarterly/ Semi-Annual	455,197		– 0	–	455,197
USD	220	11/01/2044	3 Month LIBOR	1.892%	Quarterly/ Semi-Annual	(3,091)		– 0	–	(3,091)
USD	100	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	926		– 0	–	926

						$582,946	$	– 0	–	$582,946

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.120%	SIFMA*	Quarterly	$(9,312)	$	– 0	–	$(9,312)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	(9,690)		– 0	–	(9,690)

							$(19,002)	$	– 0	–	$(19,002)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2021 and the aggregate market value of this security amounted to $572,125 or 0.96% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.0% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.1%
Long-Term Municipal Bonds – 99.1%
New Jersey – 81.0%
City of Jersey City NJ Series 2017A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,854,040
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,844,483
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,540,012
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016A 5.00%, 06/01/2041	1,000	1,111,789
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.25%, 04/01/2026	1,000	1,208,153
Series 2013 5.00%, 03/01/2030	1,000	1,074,429
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,098,791
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,172,891
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,114,684
5.50%, 01/01/2027	1,000	1,130,245
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,302,383
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,081,411

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	$1,165	$1,233,920
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 07/01/2034	2,500	2,904,825
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	1,000	1,241,204
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	351,139
AGC Series 2004A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,303,960
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 07/01/2022	45	45,162
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,950	2,373,204
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,835	2,251,317
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,278,360
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 06/15/2041	1,250	1,433,444
Series 2018A 5.00%, 12/15/2035	1,750	2,178,509
Series 2020A 4.00%, 06/15/2045	1,415	1,623,701
Series 2022A 5.00%, 06/15/2032	1,000	1,266,379

66 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2019A 5.00%, 01/01/2048	$680	$834,860
Series 2020D 5.00%, 01/01/2028	1,350	1,639,303
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,560,328
Rahway Valley Sewerage Authority (The) NATL Series 2005A Zero Coupon, 09/01/2035	3,445	2,640,735
State of New Jersey 5.00%, 06/01/2029	3,000	3,898,832
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	2,675	3,143,124
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 08/15/2023	1,220	1,224,551
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	3,060	3,136,085

		61,096,253

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	93	98,742

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	145	179,817

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	119,147

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 5.00%, 06/01/2055	$100	$108,397

Guam – 3.0%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	805	931,363
Territory of Guam Series 2021F 4.00%, 01/01/2042	440	500,446
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2046	720	823,370

		2,255,179

Idaho – 1.4%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 07/15/2031	1,000	1,084,583

Illinois – 2.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	305	377,504
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	1,000	1,136,622

		1,514,126

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)	100	130,098

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	59,193

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	500	83,377

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 6.1%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	$3,250	$3,345,003
Series 2014 5.00%, 09/01/2031	1,100	1,246,126

		4,591,129

North Dakota – 0.6%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	255	246,301
6.625%, 12/15/2031(a)	110	110,030
7.00%, 12/15/2043(a)	110	110,062

		466,393

Ohio – 0.9%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	340	393,850
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	280	287,896

		681,746

Puerto Rico – 1.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	155	182,357
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 07/01/2036	145	157,754
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	104	88,490
Series 2019A 4.329%, 07/01/2040	70	77,492
5.00%, 07/01/2058	305	347,183

		1,163,026

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	$145	$146,386
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	260	124,903

		271,289

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	259,733

Washington – 0.5%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)	210	246,786
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) 4.00%, 07/01/2031	100	115,367

		362,153

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2034(a)	200	243,768

Total Municipal Obligations (cost $68,998,246)		74,768,149

	Shares
SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(b)(c)(d) (cost $1,548,047)	1,548,047	1,548,047

Total Investments – 101.2% (cost $70,546,293)		76,316,196
Other assets less liabilities – (1.2)%		(901,979)

Net Assets – 100.0%		$75,414,217

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$7,165	$	– 0	–	$7,165
USD	233	01/15/2025	2.585%	CPI#	Maturity	3,392		– 0	–	3,392
USD	232	01/15/2025	2.613%	CPI#	Maturity	3,106		– 0	–	3,106
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	227,735		– 0	–	227,735
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	245,609		– 0	–	245,609
USD	225	01/15/2030	1.572%	CPI#	Maturity	22,704		– 0	–	22,704
USD	225	01/15/2030	1.587%	CPI#	Maturity	22,354		– 0	–	22,354
USD	380	02/15/2041	CPI#	2.480%	Maturity	(2,087)		– 0	–	(2,087)
USD	166	02/15/2041	CPI#	2.500%	Maturity	(158)		– 0	–	(158)
USD	164	02/15/2041	CPI#	2.505%	Maturity	31		– 0	–	31
USD	160	02/15/2041	CPI#	2.553%	Maturity	1,786		– 0	–	1,786

						$531,637	$	– 0	–	$531,637

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,640	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$33,553	$	– 0	–	$33,553
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	70,163		– 0	–	70,163
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	8,124		– 0	–	8,124
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	19,531		– 0	–	19,531
USD	1,150	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,374)		– 0	–	(3,374)
USD	1,600	01/15/2031	1.565%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,388)		– 0	–	(1,388)
USD	600	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	23,092		– 0	–	23,092
USD	500	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	19,015		– 0	–	19,015
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	66,154		– 0	–	66,154
USD	130	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	1,204		– 0	–	1,204

						$236,074	$	– 0	–	$236,074

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA*	Quarterly	$(13,773)	$	– 0	–	$(13,773)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	(14,332)		– 0	–	(14,332)

							$(28,105)	$	– 0	–	$(28,105)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $1,852,849 or 2.5% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 19.4% and 6.5%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 93.2%
Ohio – 76.6%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) 4.00%, 11/15/2035	$1,000	$1,191,153
American Municipal Power, Inc. 4.00%, 02/15/2039	1,000	1,182,801
Series 2016A 5.00%, 02/15/2034	2,000	2,374,234
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,065	1,233,677
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/2042	505	565,418
Series 2017 5.00%, 12/01/2037	1,700	2,059,006
City of Cleveland OH 5.00%, 12/01/2028	25	26,741
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) 4.00%, 08/01/2041	1,100	1,277,173
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,360,446
Cleveland Municipal School District Series 2015A 5.00%, 12/01/2033	3,000	3,253,819
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	1,370	1,627,016
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2042	1,650	2,007,140
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,644,969
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	190	213,401

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 05/20/2032	$770	$772,149
5.80%, 05/20/2044	1,150	1,152,797
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	160	160,945
Series 2013 5.625%, 07/01/2047	865	868,064
County of Franklin OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/2047	1,150	1,398,718
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,044,039
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/2031	4,305	4,797,902
County of Hardin OH (Ohio Northern University) 5.25%, 05/01/2040	500	541,706
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	200	217,102
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	450	216,178
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,169,700
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,287,767
Miami University/Oxford OH Series 2020A 5.00%, 09/01/2036	1,000	1,317,036
Series 2021A 5.00%, 09/01/2027-09/01/2028(b)	1,530	1,948,915
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,065	1,078,154

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	$105	$107,961
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	640	695,593
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	614,131
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	4,053,705
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) 4.00%, 04/01/2040	415	467,288
State of Ohio (Premier Health Partners Obligated Group) 4.00%, 11/15/2040-11/15/2041	2,035	2,323,743
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020A 4.00%, 01/15/2038	800	941,150
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	3,210	3,438,007
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	1,270	1,307,793
University of Akron (The) Series 2014A 5.00%, 01/01/2032	3,080	3,405,232

		56,342,769

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	100	114,757

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tuscaloosa County Industrial Development Authority Series 2019A 4.50%, 05/01/2032(a)	$93	$98,742

		213,499

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	140	173,616

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	119,147

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	232,396
State of California Series 2004 5.25%, 04/01/2029	5	5,019

		237,415

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2037	415	485,008

Florida – 2.0%
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	1,300	1,472,445

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2059	100	119,524

Guam – 2.0%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	693,889

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	$690	$800,453

		1,494,342

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	110	104,254

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	300	313,967

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	59,193

New York – 3.7%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,000	1,254,653
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	500	801,661
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	635	637,500

		2,693,814

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	398,466

Puerto Rico – 1.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	117,649

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	$240	$264,995
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	85,087
Series 2019A 4.329%, 07/01/2040	70	77,492
5.00%, 07/01/2058	265	301,651

		1,110,161

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	125	126,195
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/2029	630	641,423

		767,618

Texas – 3.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	1,000	1,116,745
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	257,723
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	227,929

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	$700	$807,147

		2,409,544

Total Long-Term Municipal Bonds (cost $64,283,737)		68,514,782

Short-Term Municipal Notes – 4.1%
Ohio – 3.0%
Columbus Regional Airport Authority 0.05%, 12/01/2036(c)	1,090	1,090,000
State of Ohio 0.05%, 02/01/2023(c)	1,100	1,100,000

		2,190,000

Texas – 1.1%
State of Texas 4.00%, 08/26/2021	825	832,652

Total Short-Term Municipal Notes (cost $3,022,370)		3,022,652

Total Municipal Obligations (cost $67,306,107)		71,537,434

	Shares
SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(d)(e)(f) (cost $2,924,576)	2,924,576	2,924,576

Total Investments – 101.3% (cost $70,230,683)		74,462,010
Other assets less liabilities – (1.3)%		(942,997)

Net Assets – 100.0%		$73,519,013

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$7,088	$	– 0	–	$7,088
USD	230	01/15/2025	2.585%	CPI#	Maturity	3,348		– 0	–	3,348
USD	230	01/15/2025	2.613%	CPI#	Maturity	3,079		– 0	–	3,079
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	222,234		– 0	–	222,234
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	227,638		– 0	–	227,638
USD	180	01/15/2030	1.572%	CPI#	Maturity	18,164		– 0	–	18,164
USD	180	01/15/2030	1.587%	CPI#	Maturity	17,884		– 0	–	17,884
USD	156	02/15/2041	CPI#	2.500%	Maturity	(148)		– 0	–	(148)
USD	154	02/15/2041	CPI#	2.505%	Maturity	29		– 0	–	29
USD	150	02/15/2041	CPI#	2.553%	Maturity	1,674		– 0	–	1,674
USD	240	02/15/2051	CPI#	2.290%	Maturity	(15,633)		– 0	–	(15,633)

						$485,357	$	– 0	–	$485,357

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	2,040	02/15/2025	3 Month LIBOR	0.344%	Quarterly/ Semi-Annual	$(17,008)	$	– 0	–	$(17,008)
USD	840	01/15/2030	3 Month LIBOR	0.882%	Quarterly/ Semi-Annual	(36,994)		– 0	–	(36,994)
USD	120	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	1,112		– 0	–	1,112

						$(52,890)	$	– 0	–	$(52,890)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA*	Quarterly	$(13,104)	$	– 0	–	$(13,104)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	(13,636)		– 0	–	(13,636)

							$(26,740)	$	– 0	–	$(26,740)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $1,413,214 or 1.9% of net assets.

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

(b)	When-Issued or delayed delivery security.

(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 100.0%
Pennsylvania – 89.5%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2036	$1,600	$1,973,186
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039	2,000	2,357,481
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	415	426,879
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	558,647
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) 5.00%, 07/01/2027	420	501,600
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/2029 (Pre-refunded/ETM)	1,255	1,285,753
AGM Series 2015A 5.00%, 12/01/2037	780	895,502
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018A 5.00%, 11/15/2042	1,000	1,208,038
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	718,397
Chester County Health & Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020A 4.00%, 09/01/2040	1,000	1,197,924
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	375	446,966

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Erie Higher Education Building Authority (Gannon University) 4.00%, 05/01/2036-05/01/2041	$550	$621,111
City of Philadelphia PA Series 2014A 5.25%, 07/15/2031	2,500	2,805,739
Series 2017 5.00%, 08/01/2031	1,000	1,240,021
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2036	1,700	2,115,403
Series 2018A 5.00%, 10/01/2048	1,000	1,243,141
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	3,095,766
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2034-07/01/2036	2,200	2,701,093
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046	635	690,955
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	2,440	2,618,586
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,749,178
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,169,790
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	769,673

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	$1,100	$1,238,499
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	500	601,533
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	822,067
Northampton County General Purpose Authority Series 2013A 5.00%, 11/01/2032 (Pre-refunded/ETM)	2,000	2,234,150
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016B 5.25%, 03/01/2037	520	584,718
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	270	275,456
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2032	2,000	2,119,577
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) 3.00%, 01/01/2025	1,020	1,091,326
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 4.00%, 04/15/2040	670	798,903
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) 4.00%, 08/15/2036(b)	1,125	1,308,534

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania State University (The) Series 2020A 4.00%, 09/01/2050	$500	$584,366
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	1,000	1,215,856
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/2038-12/01/2043	2,000	2,491,898
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	400	428,820
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2030	550	650,309
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) 5.00%, 06/15/2040(a)	1,000	1,177,310
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,161,425
Philadelphia Parking Authority (The) Series 2009 5.00%, 09/01/2026	2,725	2,733,585
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044	750	939,894
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/2033-12/01/2035	1,800	2,202,644
State Public School Building Authority AGM 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	166,744
5.00%, 12/01/2029	865	1,057,257
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,173,580
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	1,000	1,134,803

		60,584,083

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	$145	$166,397

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	135	167,416

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	119,147

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	229,650

Guam – 2.2%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	645	746,246
Territory of Guam 5.00%, 11/15/2031	95	110,550
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	620	637,449

		1,494,245

Illinois – 0.4%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	215	263,064

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2041	315	362,471

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	35	41,435

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	$425	$499,375

New York – 4.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	195	217,093
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2030	1,735	1,851,474
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	500	801,660

		2,870,227

Puerto Rico – 1.2%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	117,649
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	85,087
Series 2019A 4.329%, 07/01/2040	65	71,957
5.00%, 07/01/2058	250	284,576

		817,394

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	120	121,147

Total Municipal Obligations (cost $62,315,487)		67,736,051

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $342,894)	342,894	$342,894

Total Investments – 100.5% (cost $62,658,381)		68,078,945
Other assets less liabilities – (0.5)%		(351,321)

Net Assets – 100.0%		$67,727,624

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$6,703	$	– 0	–	$6,703
USD	218	01/15/2025	2.613%	CPI#	Maturity	2,918		– 0	–	2,918
USD	217	01/15/2025	2.585%	CPI#	Maturity	3,159		– 0	–	3,159
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	216,733		– 0	–	216,733
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	218,652		– 0	–	218,652
USD	170	01/15/2030	1.572%	CPI#	Maturity	17,154		– 0	–	17,154
USD	170	01/15/2030	1.587%	CPI#	Maturity	16,890		– 0	–	16,890
USD	340	02/15/2041	CPI#	2.480%	Maturity	(1,867)		– 0	–	(1,867)
USD	156	02/15/2041	CPI#	2.500%	Maturity	(148)		– 0	–	(148)
USD	154	02/15/2041	CPI#	2.505%	Maturity	29		– 0	–	29
USD	130	02/15/2041	CPI#	2.553%	Maturity	1,451		– 0	–	1,451

						$481,674	$	– 0	–	$481,674

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	$73,436	$	– 0	–	$73,436

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	$7,537	$	– 0	–	$7,537
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	18,068		– 0	–	18,068
USD	1,100	01/15/2028	1.208%	3 Month LIBOR	Semi- Annual/ Quarterly	(2,813)		– 0	–	(2,813)
USD	1,100	01/15/2031	1.565%	3 Month LIBOR	Semi- Annual/ Quarterly	(954)		– 0	–	(954)
USD	120	02/15/2051	1.942%	3 Month LIBOR	Semi- Annual/ Quarterly	1,112		– 0	–	1,112

						$96,386	$	– 0	–	$96,386

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA	*	Quarterly	$(12,713)	$	– 0	–	$(12,713)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	(13,230)		– 0	–	(13,230)

								$(25,943)	$	– 0	–	$(25,943)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $2,690,932 or 4.0% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.9% and 2.1%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

90 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

May 31, 2021

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.9%
Long-Term Municipal Bonds – 89.9%
Virginia – 64.1%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2045	$4,000	$4,715,005
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	620,727
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,706,709
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	600	605,158
City of Newport News VA Series 2014A 5.00%, 07/15/2030 (Pre-refunded/ETM)	1,000	1,147,503
5.00%, 07/15/2032 (Pre-refunded/ETM)	1,000	1,147,503
City of Richmond VA Series 2019A 3.00%, 07/15/2034	3,500	3,975,541
City of Richmond VA Public Utility Revenue Series 2013A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,125,822
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	10,787,908
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,248,411
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	1,009,722
Fairfax County Economic Development Authority 4.00%, 04/01/2035 (Pre-refunded/ETM)	2,000	2,330,468

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/2034	$1,000	$1,147,210
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/2042	1,200	1,346,593
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014A 5.00%, 05/15/2044	2,000	2,237,969
Series 2018A 4.00%, 05/15/2048	1,500	1,713,691
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2030-06/15/2031	5,000	5,801,924
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) 0.45%, 12/01/2041	3,000	3,003,729
Hampton Roads Sanitation District Series 2017A 5.00%, 10/01/2033	3,550	4,432,112
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 07/01/2035	4,000	4,973,663
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 07/01/2042	1,000	1,024,310
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,136,948
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/2037	765	909,822

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	$1,500	$1,591,229
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 01/01/2047	1,750	2,040,670
Norfolk Airport Authority/VA 5.00%, 07/01/2043	2,870	3,589,195
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,350,643
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	990	1,042,753
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	2,072,496
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 4.00%, 07/01/2036-07/01/2038	2,550	3,070,266
Roanoke Economic Development Authority (Lynchburg College) Series 2018A 5.00%, 09/01/2033-09/01/2043	3,660	4,374,323
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) 5.00%, 12/01/2039	1,000	1,226,354
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,089,338
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	2,400	2,412,332
Virginia College Building Authority 4.00%, 06/01/2036	1,000	1,185,128

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2030(a)	$1,615	$1,742,657
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 3.00%, 02/01/2037	9,140	10,171,483
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,000	1,003,970
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017B 5.00%, 07/01/2046	2,000	2,399,370
Virginia Port Authority Series 2016B 5.00%, 07/01/2035-07/01/2036	6,160	7,255,462
Virginia Resources Authority Series 2011B 5.00%, 11/01/2026 (Pre-refunded/ETM)	4,980	5,081,580
5.00%, 11/01/2026	20	20,406
Series 2016C 4.00%, 11/01/2034	2,000	2,324,299
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,449,103
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 07/01/2049	2,000	2,051,507
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2049	3,500	4,074,902
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,044,554
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,623,335
5.50%, 01/01/2042	1,000	1,050,905

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	$4,125	$4,757,352
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	430	517,385
Series 2017 5.00%, 12/31/2052	3,350	4,024,319
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 4.00%, 01/01/2051	1,500	1,653,945
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,071,716

		151,511,425

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	400	459,026

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	420	520,849

Arizona – 2.3%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,945	4,112,081
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	200	238,294
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	992,615

		5,342,990

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 9.2%
Metropolitan Washington Airports Authority Series 2012A 5.00%, 10/01/2030	$1,000	$1,061,427
Series 2018A 5.00%, 10/01/2048	5,000	6,231,430
Series 2020A 4.00%, 10/01/2035	2,000	2,403,352
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/2044	4,300	5,766,081
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2031-07/01/2032	5,095	6,279,206

		21,741,496

Florida – 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	416,637
5.25%, 10/01/2030	1,000	1,042,434

		1,459,071

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2039-01/01/2056	355	429,453

Guam – 2.9%
Guam Department of Education (Guam Department of Education COP) 5.00%, 02/01/2040	1,095	1,254,353
Guam Power Authority Series 2017A 5.00%, 10/01/2036	1,630	1,896,617
Territory of Guam 5.00%, 11/15/2031	250	290,921
Series 2021F 4.00%, 01/01/2042(b)	1,370	1,558,207
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021A 5.00%, 11/01/2035	1,500	1,905,774

		6,905,872

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	2,200	2,500,568

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.7%
City of Detroit MI 5.00%, 04/01/2036	$85	$100,628
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,575	1,613,664

		1,714,292

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	500	83,377

New York – 2.8%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,750	2,195,643
Series 2011D 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,032,584
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	1,465	2,348,866
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	1,090	1,094,291

		6,671,384

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	592,760

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	616,920

abfunds.com	AB MUNICIPAL INCOME FUND II | 97

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$235	$276,476
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	210	227,395
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	415	457,653
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	615	634,988
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	112,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	223	189,743
Series 2019A 4.329%, 07/01/2040	180	199,265
5.00%, 07/01/2058	955	1,087,082

		3,184,752

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	205	229,888

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	295	297,821

Texas – 1.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	551,270

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/2036	$1,150	$1,095,226
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,134,645

		2,781,141

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	746,903
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	412,571
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) 4.00%, 07/01/2031	180	207,660
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	110,280

		1,477,414

Wisconsin – 1.7%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,857,297
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,000	1,098,143

		3,955,440

Total Long-Term Municipal Bonds (cost $195,865,874)		212,475,939

abfunds.com	AB MUNICIPAL INCOME FUND II | 99

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.0%
Texas – 1.4%
State of Texas 4.00%, 08/26/2021	$3,300	$3,330,610

Virginia – 2.6%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) 0.06%, 06/01/2034(c)	2,375	2,375,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 0.05%, 07/01/2052(c)	1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) 0.05%, 07/01/2042(c)	2,310	2,310,000

		6,145,000

Total Short-Term Municipal Notes (cost $9,474,481)		9,475,610

Total Municipal Obligations (cost $205,340,355)		221,951,549

	Shares
SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(d)(e)(f) (cost $8,032,900)	8,032,900	8,032,900

Total Investments – 97.3% (cost $213,373,255)		229,984,449
Other assets less liabilities – 2.7%		6,485,661

Net Assets – 100.0%		$236,470,110

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$22,342	$	– 0	–	$22,342
USD	725	01/15/2025	2.585%	CPI#	Maturity	10,554		– 0	–	10,554
USD	725	01/15/2025	2.613%	CPI#	Maturity	9,706		– 0	–	9,706

100 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	$552,284	$	– 0	–	$552,284
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	560,108		– 0	–	560,108
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	138,750		– 0	–	138,750
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	136,614		– 0	–	136,614
USD	470	02/15/2041	CPI#	2.553%	Maturity	5,247		– 0	–	5,247
USD	408	02/15/2041	CPI#	2.500%	Maturity	(388)		– 0	–	(388)
USD	402	02/15/2041	CPI#	2.505%	Maturity	75		– 0	–	75
USD	920	02/15/2046	CPI#	2.391%	Maturity	(25,634)		– 0	–	(25,634)

						$1,409,658	$	– 0	–	$1,409,658

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	5,800	01/15/2028	1.208%	3 Month LIBOR	Semi- Annual/ Quarterly	$(14,831)	$	– 0	–	$(14,831)
USD	3,000	02/15/2041	3 Month LIBOR	1.980%	Quarterly/ Semi- Annual	7,383		– 0	–	7,383
USD	1,400	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi- Annual	53,881		– 0	–	53,881
USD	390	02/15/2051	1.942%	3 Month LIBOR	Semi- Annual/ Quarterly	3,613		– 0	–	3,613

						$50,046	$	– 0	–	$50,046

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.120%	SIFMA	*	Quarterly	$(33,066)	$	– 0	–	$(33,066)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA	*	Quarterly	(34,409)		– 0	–	(34,409)

								$(67,475)	$	– 0	–	$(67,475)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND II | 101

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $6,711,608 or 2.8% of net assets.

(b)	When-Issued or delayed delivery security.

(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

102 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2021

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $110,033,218 and $195,480,649, respectively)	$117,666,884		$209,830,892
Affiliated issuers (cost $5,551,225 and $8,322,666, respectively)	5,551,225		8,322,666
Cash collateral due from broker	262,501		495,854
Interest receivable	1,893,589		2,819,277
Receivable for shares of beneficial interest sold	9,297		358,559
Receivable for variation margin on centrally cleared swaps	6,569		26,157
Receivable due from Adviser	2,020		– 0	–
Affiliated dividends receivable	43		58

Total assets	125,392,128		221,853,463

Liabilities
Payable for investment securities purchased	5,556,210		4,534,260
Payable for shares of beneficial interest redeemed	93,949		310,970
Unrealized depreciation on interest rate swaps	38,119		68,841
Administrative fee payable	36,046		35,808
Distribution fee payable	26,491		37,131
Dividends payable	13,519		100,738
Trustees’ fees payable	5,025		5,348
Transfer Agent fee payable	1,498		1,730
Advisory fee payable	– 0	–	55,134
Accrued expenses	82,554		99,121

Total liabilities	5,853,411		5,249,081

Net Assets	$119,538,717		$216,604,382

Composition of Net Assets
Shares of beneficial interest, at par	$104,629		$185,794
Additional paid-in capital	112,703,333		198,521,850
Distributable earnings	6,730,755		17,896,738

	$119,538,717		$216,604,382

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$109,778,639	9,608,099	$11.43	*

Class C	$5,900,820	517,179	$11.41

Advisor Class	$3,859,258	337,659	$11.43

AB Massachusetts Portfolio

Class A	$121,418,628	10,411,106	$11.66	*

Class C	$16,789,625	1,442,136	$11.64

Advisor Class	$78,396,129	6,726,172	$11.66

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.78 and $12.02, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 103

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $51,109,261 and $68,998,246, respectively)	$55,073,488		$74,768,149
Affiliated issuers (cost $3,431,090 and $1,548,047, respectively)	3,431,090		1,548,047
Cash collateral due from broker	367,487		258,450
Interest receivable	654,364		1,120,155
Receivable for shares of beneficial interest sold	2,311		35,777
Affiliated dividends receivable	20		13
Receivable for variation margin on centrally cleared swaps	– 0	–	13,625

Total assets	59,528,760		77,744,216

Liabilities
Custody and accounting fees payable	30,893		32,396
Audit and tax fee payable	29,961		29,961
Payable for shares of beneficial interest redeemed	28,884		161,217
Unrealized depreciation on interest rate swaps	19,002		28,105
Administrative fee payable	16,221		35,809
Distribution fee payable	14,246		18,154
Legal fee payable	8,854		8,933
Dividends payable	5,681		27,146
Trustees’ fees payable	4,819		4,889
Advisory fee payable	3,297		8,543
Transfer Agent fee payable	1,500		1,497
Payable for variation margin on centrally cleared swaps	806		– 0	–
Payable for investment securities purchased	– 0	–	1,951,262
Payable for terminated centrally cleared interest rate swaps	– 0	–	9,458
Accrued expenses	12,052		12,629

Total liabilities	176,216		2,329,999

Net Assets	$59,352,544		$75,414,217

Composition of Net Assets
Shares of beneficial interest, at par	$56,220		$74,475
Additional paid-in capital	54,715,388		68,913,511
Distributable earnings	4,580,936		6,426,231

	$59,352,544		$75,414,217

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$54,932,840	5,203,748	$10.56	*

Class C	$4,419,704	418,209	$10.57

AB New Jersey Portfolio

Class A	$70,145,104	6,927,433	$10.13	*

Class C	$5,269,113	520,035	$10.13

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.89 and $10.44, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

104 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $67,306,107 and $62,315,487, respectively)	$71,537,434		$67,736,051
Affiliated issuers (cost $2,924,576 and $342,894, respectively)	2,924,576		342,894
Cash	– 0	–	31
Cash collateral due from broker	219,943		204,539
Interest receivable	986,161		884,651
Receivable for investment securities sold	25,000		– 0	–
Receivable for shares of beneficial interest sold	6,332		57,728
Receivable for variation margin on centrally cleared swaps	4,366		9,321
Affiliated dividends receivable	21		4

Total assets	75,703,833		69,235,219

Liabilities
Payable for investment securities purchased	1,950,098		1,278,788
Payable for shares of beneficial interest redeemed	49,093		37,576
Administrative fee payable	35,809		35,847
Unrealized depreciation on interest rate swaps	26,740		25,943
Distribution fee payable	16,914		15,351
Dividends payable	13,027		12,983
Trustees’ fees payable	4,877		4,865
Advisory fee payable	4,605		3,986
Transfer Agent fee payable	1,497		1,501
Payable for terminated centrally cleared interest rate swaps	– 0	–	8,542
Accrued expenses	82,160		82,213

Total liabilities	2,184,820		1,507,595

Net Assets	$73,519,013		$67,727,624

Composition of Net Assets
Shares of beneficial interest, at par	$71,100		$62,125
Additional paid-in capital	71,117,767		61,737,423
Distributable earnings	2,330,146		5,928,076

	$73,519,013		$67,727,624

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$69,533,015	6,724,354	$10.34	*

Class C	$3,985,998	385,665	$10.34

AB Pennsylvania Portfolio

Class A	$64,591,701	5,924,978	$10.90	*

Class C	$3,135,923	287,559	$10.91

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.66 and $11.24, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 105

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $205,340,355)	$221,951,549
Affiliated issuers (cost $8,032,900)	8,032,900
Cash collateral due from broker	477,232
Receivable for investment securities sold	5,298,140
Interest receivable	2,826,417
Receivable for shares of beneficial interest sold	90,663
Receivable for terminated centrally cleared interest rate swaps	56,692
Affiliated dividends receivable	56

Total assets	238,733,649

Liabilities
Payable for investment securities purchased	1,533,660
Payable for shares of beneficial interest redeemed	296,407
Advisory fee payable	69,887
Unrealized depreciation on interest rate swaps	67,475
Dividends payable	65,089
Payable for variation margin on centrally cleared swaps	44,612
Distribution fee payable	39,743
Administrative fee payable	35,848
Trustees’ fees payable	5,404
Transfer Agent fee payable	1,843
Accrued expenses	103,571

Total liabilities	2,263,539

Net Assets	$236,470,110

Composition of Net Assets
Shares of beneficial interest, at par	$203,734
Additional paid-in capital	219,371,927
Distributable earnings	16,894,449

$236,470,110

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$147,659,995	12,721,509	$11.61	*

Class C	$13,117,844	1,133,083	$11.58

Advisor Class	$75,692,271	6,518,848	$11.61

*	The maximum offering price per share for Class A shares was $11.97 which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended May 31, 2021

	AB Arizona	AB Massachusetts
Investment Income
Interest	$3,778,676	$6,477,178
Dividends – Affiliated issuers	1,481	4,721

Total income	3,780,157	6,481,899

Expenses
Advisory fee (see Note B)	523,509	933,072
Distribution fee – Class A	271,586	295,436
Distribution fee – Class C	73,534	189,260
Transfer agency – Class A	38,364	36,253
Transfer agency – Class C	2,682	6,314
Transfer agency – Advisor Class	108	21,444
Custody and accounting	85,624	95,962
Administrative	84,463	85,103
Legal	56,604	32,890
Audit and tax	47,597	49,483
Trustees’ fees	19,730	21,029
Registration fees	14,460	23,599
Printing	13,928	24,246
Miscellaneous	11,890	16,921

Total expenses	1,244,079	1,831,012
Less: expenses waived and reimbursed by the Adviser (see Note B)	(284,864)	(275,038)

Net expenses	959,215	1,555,974

Net investment income	2,820,942	4,925,925

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(82,536)	(2,485)
Swaps	(154,448)	1,089,254
Net change in unrealized appreciation/depreciation of:
Investments	3,725,318	7,364,033
Swaps	882,369	795,034

Net gain on investment transactions	4,370,703	9,245,836

Net Increase in Net Assets from Operations	$7,191,645	$14,171,761

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 107

STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$1,658,471	$2,735,337
Dividends – Affiliated issuers	1,222	379

Total income	1,659,693	2,735,716

Expenses
Advisory fee (see Note B)	256,364	341,947
Distribution fee – Class A	130,796	174,521
Distribution fee – Class C	46,513	61,796
Transfer agency – Class A	38,626	35,490
Transfer agency – Class C	3,645	3,259
Custody and accounting	74,843	78,829
Audit and tax	49,483	49,483
Administrative	44,569	85,103
Legal	32,076	32,317
Trustees’ fees	18,802	19,163
Printing	15,333	11,903
Registration fees	9,762	9,275
Miscellaneous	9,376	11,141

Total expenses	730,188	914,227
Less: expenses waived and reimbursed by the Adviser (see Note B)	(212,902)	(244,491)

Net expenses	517,286	669,736

Net investment income	1,142,407	2,065,980

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	3,371	531,364
Swaps	1,234,615	(279,370)
Net change in unrealized appreciation/depreciation of:
Investments	1,022,783	3,040,462
Swaps	(776,097)	869,785

Net gain on investment transactions	1,484,672	4,162,241

Net Increase in Net Assets from Operations	$2,627,079	$6,228,221

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$2,435,028	$2,423,014
Dividends – Affiliated issuers	943	368

Total income	2,435,971	2,423,382

Expenses
Advisory fee (see Note B)	329,812	312,180
Distribution fee – Class A	171,647	164,215
Distribution fee – Class C	46,326	36,874
Transfer agency – Class A	37,990	39,264
Transfer agency – Class C	2,699	2,293
Administrative	85,103	85,167
Custody and accounting	78,907	79,258
Audit and tax	49,483	47,597
Legal	32,339	32,301
Trustees’ fees	19,122	19,066
Printing	14,558	14,466
Registration fees	8,216	8,719
Miscellaneous	10,669	11,437

Total expenses	886,871	852,837
Less: expenses waived and reimbursed by the Adviser (see Note B)	(266,762)	(234,471)

Net expenses	620,109	618,366

Net investment income	1,815,862	1,805,016

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	851,802	285,487
Swaps	68,132	(158,083)
Net change in unrealized appreciation/depreciation of:
Investments	1,977,725	2,092,785
Swaps	472,352	756,078

Net gain on investment transactions	3,370,011	2,976,267

Net Increase in Net Assets from Operations	$5,185,873	$4,781,283

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 109

STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$6,858,598
Dividends – Affiliated issuers	2,621

Total income	6,861,219

Expenses
Advisory fee (see Note B)	1,007,150
Distribution fee – Class A	358,542
Distribution fee – Class C	154,325
Transfer agency – Class A	46,358
Transfer agency – Class C	5,278
Transfer agency – Advisor Class	20,930
Custody and accounting	100,462
Administrative	85,167
Audit and tax	49,483
Legal	33,269
Printing	25,383
Trustees’ fees	21,251
Registration fees	17,218
Miscellaneous	17,986

Total expenses	1,942,802
Less: expenses waived and reimbursed by the Adviser (see Note B)	(202,094)

Net expenses	1,740,708

Net investment income	5,120,511

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	530,818
Swaps	(318,716)
Net change in unrealized appreciation/depreciation of:
Investments	7,617,484
Swaps	2,103,357

Net gain on investment transactions	9,932,943

Net Increase in Net Assets from Operations	$15,053,454

See notes to financial statements.

110 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

AB Arizona
Year Ended May 31, 2021	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,820,942	$3,092,502
Net realized loss on investment transactions	(236,984)	(543,487)
Net change in unrealized appreciation/depreciation of investments	4,607,687	(1,761,991)

Net increase in net assets from operations	7,191,645	787,024
Distributions to Shareholders
Class A	(2,740,700)	(2,861,529)
Class B	– 0	–	(39)
Class C	(131,577)	(195,527)
Advisor Class(a)	(9,388)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	978,616	(949,815)

Total increase (decrease)	5,288,596	(3,219,886)
Net Assets
Beginning of period	114,250,121	117,470,007

End of period	$119,538,717	$114,250,121

(a)	Commenced distribution on March 25, 2021.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Year Ended May 31, 2021		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,925,925		$5,824,391
Net realized gain (loss) on investment transactions	1,086,769		(1,386,055)
Net change in unrealized appreciation/depreciation of investments	8,159,067		(1,008,598)

Net increase in net assets from operations	14,171,761		3,429,738
Distributions to Shareholders
Class A	(2,879,327)		(3,493,629)
Class B	– 0	–	(299)
Class C	(320,998)		(535,855)
Advisor Class	(1,885,176)		(1,929,414)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	8,161,617		(12,361,266)

Total increase (decrease)	17,247,877		(14,890,725)
Net Assets
Beginning of period	199,356,505		214,247,230

End of period	$216,604,382		$199,356,505

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Year Ended May 31, 2021		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,142,407		$1,371,141
Net realized gain (loss) on investment transactions	1,237,986		(1,153,970)
Net change in unrealized appreciation/depreciation of investments	246,686		1,070,411

Net increase in net assets from operations	2,627,079		1,287,582
Distributions to Shareholders
Class A	(1,283,303)		(1,351,062)
Class B	– 0	–	(183)
Class C	(79,227)		(98,815)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	3,442,980		(3,087,935)

Total increase (decrease)	4,707,529		(3,250,413)
Net Assets
Beginning of period	54,645,015		57,895,428

End of period	$59,352,544		$54,645,015

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Year Ended May 31, 2021		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,065,980		$2,570,958
Net realized gain on investment transactions	251,994		1,241,735
Net change in unrealized appreciation/depreciation of investments	3,910,247		(3,672,119)

Net increase in net assets from operations	6,228,221		140,574
Distributions to Shareholders
Class A	(2,027,812)		(2,348,582)
Class B	– 0	–	(137)
Class C	(134,143)		(209,511)
Transactions in Shares of Beneficial Interest
Net decrease	(2,989,181)		(13,497,976)

Total increase (decrease)	1,077,085		(15,915,632)
Net Assets
Beginning of period	74,337,132		90,252,764

End of period	$75,414,217		$74,337,132

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Year Ended May 31, 2021		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,815,862		$2,150,272
Net realized gain on investment transactions	919,934		767,288
Net change in unrealized appreciation/depreciation of investments	2,450,077		(1,750,454)

Net increase in net assets from operations	5,185,873		1,167,106
Distributions to Shareholders
Class A	(1,779,396)		(1,986,190)
Class B	– 0	–	(227)
Class C	(86,135)		(140,940)
Transactions in Shares of Beneficial Interest
Net decrease	(2,102,677)		(10,346,060)

Total increase (decrease)	1,217,665		(11,306,311)
Net Assets
Beginning of period	72,301,348		83,607,659

End of period	$73,519,013		$72,301,348

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Year Ended May 31, 2021		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,805,016		$2,245,928
Net realized gain on investment transactions	127,404		217,563
Net change in unrealized appreciation/depreciation of investments	2,848,863		(1,106,608)

Net increase in net assets from operations	4,781,283		1,356,883
Distributions to Shareholders
Class A	(1,772,341)		(2,118,177)
Class B	– 0	–	(182)
Class C	(71,987)		(108,080)
Transactions in Shares of Beneficial Interest
Net decrease	(5,965,576)		(9,601,710)

Total decrease	(3,028,621)		(10,471,266)
Net Assets
Beginning of period	70,756,245		81,227,511

End of period	$67,727,624		$70,756,245

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Year Ended May 31, 2021		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,120,511		$5,504,436
Net realized gain (loss) on investment transactions	212,102		(444,807)
Net change in unrealized appreciation/depreciation of investments	9,720,841		(1,734,442)

Net increase in net assets from operations	15,053,454		3,325,187
Distributions to Shareholders
Class A	(3,263,479)		(3,392,118)
Class B	– 0	–	(392)
Class C	(238,263)		(438,827)
Advisor Class	(1,634,796)		(1,623,602)
Transactions in Shares of Beneficial Interest
Net increase	15,894,906		1,949,149

Total increase (decrease)	25,811,822		(180,603)
Net Assets
Beginning of period	210,658,288		210,838,891

End of period	$236,470,110		$210,658,288

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2021

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Effective March 25, 2021, AB Arizona Portfolio commenced offering Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Portfolios were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

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Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2021:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$117,666,884		$	– 0	–	$117,666,884
Short-Term Investments		5,551,225		– 0	–		– 0	–	5,551,225

Total Investments in Securities		5,551,225		117,666,884			– 0	–	123,218,109
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	759,641			– 0	–	759,641	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	11,644			– 0	–	11,644	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(13,566)			– 0	–	(13,566	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(41,252)			– 0	–	(41,252	)(b)
Interest Rate Swaps		– 0	–	(38,119)			– 0	–	(38,119)

Total		$5,551,225		$118,345,232		$	– 0	–	$123,896,457

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$205,790,892		$	– 0	–	$205,790,892
Short-Term Municipal Notes		– 0	–	4,040,000			– 0	–	4,040,000
Short-Term Investments		8,322,666		– 0	–		– 0	–	8,322,666

Total Investments in Securities		8,322,666		209,830,892			– 0	–	218,153,558
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,391,385			– 0	–	1,391,385	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,152,578			– 0	–	3,152,578	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(24,062)			– 0	–	(24,062	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(34,881)			– 0	–	(34,881	)(b)
Interest Rate Swaps		– 0	–	(68,841)			– 0	–	(68,841)

Total		$8,322,666		$214,247,071		$	– 0	–	$222,569,737

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$54,498,488		$	– 0	–	$54,498,488
Short-Term Municipal Notes		– 0	–	575,000			– 0	–	575,000
Short-Term Investments		3,431,090		– 0	–		– 0	–	3,431,090

Total Investments in Securities		3,431,090		55,073,488			– 0	–	58,504,578
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	378,521			– 0	–	378,521	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	586,037			– 0	–	586,037	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(6,514)			– 0	–	(6,514	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,091)			– 0	–	(3,091	)(b)
Interest Rate Swaps		– 0	–	(19,002)			– 0	–	(19,002)

Total		$3,431,090		$56,009,439		$	– 0	–	$59,440,529

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AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$74,768,149		$	– 0	–	$74,768,149
Short-Term Investments		1,548,047		– 0	–		– 0	–	1,548,047

Total Investments in Securities		1,548,047		74,768,149			– 0	–	76,316,196
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	533,882			– 0	–	533,882	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	240,836			– 0	–	240,836	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(2,245)			– 0	–	(2,245	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,762)			– 0	–	(4,762	)(b)
Interest Rate Swaps		– 0	–	(28,105)			– 0	–	(28,105)

Total		$1,548,047		$75,507,755		$	– 0	–	$77,055,802

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$68,514,782		$	– 0	–	$68,514,782
Short-Term Municipal Notes		– 0	–	3,022,652			– 0	–	3,022,652
Short-Term Investments		2,924,576		– 0	–		– 0	–	2,924,576

Total Investments in Securities		2,924,576		71,537,434			– 0	–	74,462,010
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	501,138			– 0	–	501,138	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,112			– 0	–	1,112	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(15,781)			– 0	–	(15,781	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(54,002)			– 0	–	(54,002	)(b)
Interest Rate Swaps		– 0	–	(26,740)			– 0	–	(26,740)

Total		$2,924,576		$71,943,161		$	– 0	–	$74,867,737

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AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$67,736,051		$	– 0	–	$67,736,051
Short-Term Investments		342,894		– 0	–		– 0	–	342,894

Total Investments in Securities		342,894		67,736,051			– 0	–	68,078,945
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	483,689			– 0	–	483,689	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	100,153			– 0	–	100,153	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(2,015)			– 0	–	(2,015	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,767)			– 0	–	(3,767	)(b)
Interest Rate Swaps		– 0	–	(25,943)			– 0	–	(25,943)

Total		$342,894		$68,288,168		$	– 0	–	$68,631,062

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$212,475,939		$	– 0	–	$212,475,939
Short-Term Municipal Notes		– 0	–	9,475,610			– 0	–	9,475,610
Short-Term Investments		8,032,900		– 0	–		– 0	–	8,032,900

Total Investments in Securities		8,032,900		221,951,549			– 0	–	229,984,449
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,435,680			– 0	–	1,435,680	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	64,877			– 0	–	64,877	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(26,022)			– 0	–	(26,022	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(14,831)			– 0	–	(14,831	)(b)
Interest Rate Swaps		– 0	–	(67,475)			– 0	–	(67,475)

Total		$8,032,900		$223,343,778		$	– 0	–	$231,376,678

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

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differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2021 and then may be extended by the Adviser for additional one year terms. The Expense Caps for the AB Arizona Portfolio Advisor Class will extend through September 30, 2022. For the year ended May 31, 2021, such reimbursements/waivers amounted to $282,382, $268,021, $211,014, $243,810, $265,070, $233,922 and $198,338 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2021, the reimbursement for such services amounted to $84,463, $85,103, $44,569, $85,103, $85,103, $85,167 and $85,167 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

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The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended May 31, 2021, such compensation retained by ABIS amounted to: $17,964, $21,040, $17,990, $17,874, $17,990, $17,841 and $22,722 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2021, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$33		$	– 0	–	$597
AB Massachusetts	138			6,379		421
AB Minnesota	224			– 0	–	28
AB New Jersey	31			2,500		198
AB Ohio	– 0	–		– 0	–	177
AB Pennsylvania	97			617		255
AB Virginia	260			– 0	–	1,433

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2021, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$2,482	Ohio	$1,692
Massachusetts	7,017	Pennsylvania	549
Minnesota	1,888	Virginia	3,756
New Jersey	681

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A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the year ended May 31, 2021 is as follows:

Portfolio	Market Value 5/31/20 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/21 (000)	Dividend Income (000)
AB Arizona	$3,018		$22,753	$20,220	$5,551	$1
AB Massachusetts	8,789		40,535	41,001	8,323	5
AB Minnesota	3,001		14,252	13,822	3,431	1
AB New Jersey	– 0	–	18,344	16,796	1,548	0	*
AB Ohio	137		18,812	16,024	2,925	1
AB Pennsylvania	761		17,550	17,968	343	0	*
AB Virginia	2,955		43,375	38,297	8,033	3

*	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings (and related transactions). As a result, as of May 20, 2021, AXA no longer owns shares of Equitable.

Sales that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There

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are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,291,516
AB Massachusetts	4,176,598
AB Minnesota	2,892,650
AB New Jersey	3,847,551
AB Ohio	4,092,207
AB Pennsylvania	3,612,148
AB Virginia	3,547,246

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2021, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$12,846,717	$	– 0	–	$6,245,047	$	– 0	–
AB Massachusetts	21,360,739		– 0	–	6,961,762		– 0	–
AB Minnesota	5,878,596		– 0	–	2,718,520		– 0	–
AB New Jersey	16,018,198		– 0	–	17,883,601		– 0	–
AB Ohio	11,527,916		– 0	–	15,468,747		– 0	–
AB Pennsylvania	7,902,557		– 0	–	10,817,239		– 0	–
AB Virginia	28,598,053		– 0	–	19,373,730		– 0	–

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The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB Arizona	$115,584,443	$8,545,437	$(231,004)	$8,314,433
AB Massachusetts	203,803,315	19,062,040	(294,328)	18,767,712
AB Minnesota	54,540,351	4,943,987	(30,221)	4,913,766
AB New Jersey	70,546,293	6,690,101	(227,677)	6,462,424
AB Ohio	70,230,683	4,978,569	(341,773)	4,636,796
AB Pennsylvania	62,658,381	6,006,221	(47,471)	5,958,750
AB Virginia	213,373,255	18,197,053	(181,446)	18,015,607

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily

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basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios

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hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2021, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2021, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held

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and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended May 31, 2021, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$771,285	*	Receivable/Payable for variation margin on centrally cleared swaps	$54,818	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	38,119

Total		$771,285			$92,937

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (154,448)	$882,369

Total		$ (154,448)	$882,369

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$4,544,077	*	Receivable/Payable for variation margin on centrally cleared swaps	$58,943	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	68,841

Total		$4,544,077			$127,784

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$1,089,254	$795,034

Total		$1,089,254	$795,034

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AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$964,558	*	Receivable/Payable for variation margin on centrally cleared swaps	$9,605	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	19,002

Total		$964,558			$28,607

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$1,234,615	$(776,097)

Total		$1,234,615	$ (776,097)

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$774,718	*	Receivable/Payable for variation margin on centrally cleared swaps	$7,007	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	28,105

Total		$774,718			$35,112

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*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(279,370)	$869,785

Total		$ (279,370)	$869,785

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$502,250	*	Receivable/Payable for variation margin on centrally cleared swaps	$69,783	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	26,740

Total		$502,250			$96,523

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$68,132	$472,352

Total		$68,132	$472,352

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AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$583,842	*	Receivable/Payable for variation margin on centrally cleared swaps	$5,782	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	25,943

Total		$583,842			$31,725

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (158,083)	$756,078

Total		$ (158,083)	$756,078

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,500,557	*	Receivable/Payable for variation margin on centrally cleared swaps	$40,853	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	67,475

Total		$1,500,557			$108,328

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*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (318,716)	$2,103,357

Total		$ (318,716)	$2,103,357

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2021:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$3,350,000
Inflation Swaps:
Average notional amount	$12,876,400	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,211,154
Centrally Cleared Inflation Swaps:
Average notional amount	$8,283,077

(a)	Positions were open for four months during the year.

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$6,050,000
Inflation Swaps:
Average notional amount	$23,816,400	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$65,119,615
Centrally Cleared Inflation Swaps:
Average notional amount	$14,942,769

(a)	Positions were open for four months during the year.

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$1,670,000
Inflation Swaps:
Average notional amount	$6,399,800	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$27,613,846
Centrally Cleared Inflation Swaps:
Average notional amount	$4,088,462

(a)	Positions were open for four months during the year.

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AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$2,470,000
Inflation Swaps:
Average notional amount	$10,485,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,912,308
Centrally Cleared Inflation Swaps:
Average notional amount	$5,641,769

(a)	Positions were open for four months during the year.

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$2,350,000
Inflation Swaps:
Average notional amount	$9,410,400	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,104,615
Centrally Cleared Inflation Swaps:
Average notional amount	$5,264,615

(a)	Positions were open for four months during the year.

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$2,280,000
Inflation Swaps:
Average notional amount	$9,222,200	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,678,462
Centrally Cleared Inflation Swaps:
Average notional amount	$5,187,615

(a)	Positions were open for four months during the year.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$5,930,000
Inflation Swaps:
Average notional amount	$22,893,800	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$10,517,077
Centrally Cleared Inflation Swaps:
Average notional amount	$15,493,846

(a)	Positions were open for four months during the year.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and

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liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$38,119	$	– 0	–	$	– 0	–	$	– 0	–	$38,119

Total	$38,119	$	– 0	–	$	– 0	–	$	– 0	–	$38,119	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$68,841	$	– 0	–	$	– 0	–	$	– 0	–	$68,841

Total	$68,841	$	– 0	–	$	– 0	–	$	– 0	–	$68,841	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$19,002	$	– 0	–	$	– 0	–	$	– 0	–	$19,002

Total	$19,002	$	– 0	–	$	– 0	–	$	– 0	–	$19,002	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB New Jersey Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$28,105	$	– 0	–	$	– 0	–	$	– 0	–	$28,105

Total	$28,105	$	– 0	–	$	– 0	–	$	– 0	–	$28,105	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$26,740	$	– 0	–	$	– 0	–	$	– 0	–	$26,740

Total	$26,740	$	– 0	–	$	– 0	–	$	– 0	–	$26,740	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$25,943	$	– 0	–	$	– 0	–	$	– 0	–	$25,943

Total	$25,943	$	– 0	–	$	– 0	–	$	– 0	–	$25,943	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$67,475	$	– 0	–	$	– 0	–	$	– 0	–	$67,475

Total	$67,475	$	– 0	–	$	– 0	–	$	– 0	–	$67,475	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares				Amount
	Year Ended May 31, 2021		Year Ended May 31, 2020		Year Ended May 31, 2021			Year Ended May 31, 2020

Class A
Shares sold	1,182,992		1,094,199			$13,402,778			$12,324,481

Shares issued in reinvestment of dividends	137,963		142,601			1,559,065			1,604,623

Shares converted from Class B	– 0	–	452			– 0	–		5,096

Shares converted from Class C	121,346		207,677			1,369,727			2,348,240

Shares redeemed	(1,402,880)		(1,256,718)			(15,869,460)			(14,109,636)

Net increase	39,421		188,211			$462,110			$2,172,804

Class B
Shares sold	– 0	–	9		$	– 0	–		$100

Shares issued in reinvestment of dividends	– 0	–	3			– 0	–		36

Shares converted to Class A	– 0	–	(453)			– 0	–		(5,096)

Shares redeemed	– 0	–	– 0	–		– 0	–		(2)

Net decrease	– 0	–	(441)		$	– 0	–		$(4,962)

Class C
Shares sold	25,154		74,518			$285,751			$841,646

Shares issued in reinvestment of dividends	7,898		11,040			89,053			124,084

Shares converted to Class A	(121,495)		(208,009)			(1,369,727)			(2,348,240)

Shares redeemed	(207,402)		(154,367)			(2,337,500)			(1,735,147)

Net decrease	(295,845)		(276,818)			$(3,332,423)			$(3,117,657)

Advisor Class(a)
Shares sold	339,794		– 0	–		$3,873,309		$	– 0	–

Shares issued in reinvestment of dividends	515		– 0	–		5,883			– 0	–

Shares redeemed	(2,650)		– 0	–		(30,263)			– 0	–

Net increase	337,659		– 0	–		$3,848,929		$	– 0	–

(a)	Commenced distribution on March 25, 2021.

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	AB Massachusetts Portfolio
	Shares			Amount
	Year Ended May 31, 2021		Year Ended May 31, 2020	Year Ended May 31, 2021			Year Ended May 31, 2020

Class A
Shares sold	1,060,488		851,435		$12,214,208		$9,664,689

Shares issued in reinvestment of dividends	149,457		173,013		1,720,421		1,959,927

Shares converted from Class B	– 0	–	2,844		– 0	–	32,169

Shares converted from Class C	608,011		476,877		6,973,602		5,396,602

Shares redeemed	(1,680,251)		(2,487,439)		(19,295,435)		(28,046,622)

Net increase (decrease)	137,705		(983,270)		$1,612,796		$(10,993,235)

Class B
Shares issued in reinvestment of dividends	– 0	–	25	$	– 0	–	$282

Shares converted to Class A	– 0	–	(2,852)		– 0	–	(32,169)

Shares redeemed	– 0	–	(2)		– 0	–	(32)

Net decrease	– 0	–	(2,829)	$	– 0	–	$(31,919)

Class C
Shares sold	108,187		105,259		$1,242,530		$1,197,726

Shares issued in reinvestment of dividends	22,896		36,697		262,863		414,947

Shares converted to Class A	(609,076)		(477,722)		(6,973,602)		(5,396,602)

Shares redeemed	(140,218)		(213,747)		(1,606,766)		(2,412,287)

Net decrease	(618,211)		(549,513)		$(7,074,975)		$(6,196,216)

Advisor Class
Shares sold	2,309,191		2,058,002		$26,583,391		$23,196,865

Shares issued in reinvestment of dividends	73,332		79,474		844,170		900,085

Shares redeemed	(1,202,464)		(1,726,374)		(13,803,765)		(19,236,846)

Net increase	1,180,059		411,102		$13,623,796		$4,860,104

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	AB Minnesota Portfolio
	Shares			Amount
	Year Ended May 31, 2021		Year Ended May 31, 2020	Year Ended May 31, 2021			Year Ended May 31, 2020

Class A
Shares sold	594,783		405,259		$6,248,087		$4,209,906

Shares issued in reinvestment of dividends	76,708		76,666		805,433		797,133

Shares converted from Class B	– 0	–	2,984		– 0	–	31,044

Shares converted from Class C	73,507		121,799		768,324		1,268,789

Shares redeemed	(358,625)		(786,381)		(3,770,245)		(8,065,401)

Net increase (decrease)	386,373		(179,673)		$4,051,599		$(1,758,529)

Class B
Shares issued in reinvestment of dividends	– 0	–	17	$	– 0	–	$174

Shares converted to Class A	– 0	–	(2,981)		– 0	–	(31,044)

Shares redeemed	– 0	–	(16)		– 0	–	(157)

Net decrease	– 0	–	(2,980)	$	– 0	–	$(31,027)

Class C
Shares sold	74,068		71,829		$778,331		$744,273

Shares issued in reinvestment of dividends	6,612		7,711		69,473		80,268

Shares converted to Class A	(73,425)		(121,682)		(768,324)		(1,268,789)

Shares redeemed	(65,359)		(83,418)		(688,099)		(854,131)

Net decrease	(58,104)		(125,560)		$(608,619)		$(1,298,379)

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	AB New Jersey Portfolio
	Shares			Amount
	Year Ended May 31, 2021		Year Ended May 31, 2020	Year Ended May 31, 2021			Year Ended May 31, 2020

Class A
Shares sold	743,659		531,591		$7,431,915		$5,269,281

Shares issued in reinvestment of dividends	111,884		118,013		1,116,021		1,162,460

Shares converted from Class B	– 0	–	1,415		– 0	–	13,969

Shares converted from Class C	252,998		173,710		2,497,704		1,715,895

Shares redeemed	(1,106,783)		(2,028,714)		(11,041,900)		(19,506,318)

Net increase (decrease)	1,758		(1,203,985)		$3,740		$(11,344,713)

Class B
Shares sold	– 0	–	28	$	– 0	–	$273

Shares issued in reinvestment of dividends	– 0	–	13		– 0	–	129

Shares converted to Class A	– 0	–	(1,415)		– 0	–	(13,969)

Net decrease	– 0	–	(1,374)	$	– 0	–	$(13,567)

Class C
Shares sold	22,408		54,442		$222,961		$538,430

Shares issued in reinvestment of dividends	10,237		15,529		102,011		153,002

Shares converted to Class A	(252,870)		(173,563)		(2,497,704)		(1,715,895)

Shares redeemed	(81,761)		(114,908)		(820,189)		(1,115,233)

Net decrease	(301,986)		(218,500)		$(2,992,921)		$(2,139,696)

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	AB Ohio Portfolio
	Shares			Amount
	Year Ended May 31, 2021		Year Ended May 31, 2020	Year Ended May 31, 2021			Year Ended May 31, 2020

Class A
Shares sold	236,180		305,426		$2,419,043		$3,093,261

Shares issued in reinvestment of dividends	102,074		111,496		1,042,126		1,120,456

Shares converted from Class B	– 0	–	2,725		– 0	–	27,398

Shares converted from Class C	148,189		121,857		1,501,198		1,220,137

Shares redeemed	(499,644)		(1,348,204)		(5,093,162)		(13,550,356)

Net decrease	(13,201)		(806,700)		$(130,795)		$(8,089,104)

Class B
Shares sold	– 0	–	90	$	– 0	–	$901

Shares issued in reinvestment of dividends	– 0	–	21		– 0	–	214

Shares converted to Class A	– 0	–	(2,728)		– 0	–	(27,398)

Net decrease	– 0	–	(2,617)	$	– 0	–	$(26,283)

Class C
Shares sold	34,611		17,853		$354,240		$180,625

Shares issued in reinvestment of dividends	6,595		10,442		67,194		104,884

Shares converted to Class A	(148,276)		(121,881)		(1,501,198)		(1,220,137)

Shares redeemed	(87,282)		(129,719)		(892,118)		(1,296,045)

Net decrease	(194,352)		(223,305)		$(1,971,882)		$(2,230,673)

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	AB Pennsylvania Portfolio
	Shares			Amount
	Year Ended May 31, 2021		Year Ended May 31, 2020	Year Ended May 31, 2021			Year Ended May 31, 2020

Class A
Shares sold	407,156		401,172		$4,384,015		$4,244,299

Shares issued in reinvestment of dividends	102,153		110,731		1,098,065		1,173,495

Shares converted from Class B	– 0	–	1,764		– 0	–	18,676

Shares converted from Class C	73,687		151,216		790,864		1,607,772

Shares redeemed	(1,028,507)		(1,354,392)		(11,031,574)		(14,124,846)

Net decrease	(445,511)		(689,509)		$(4,758,630)		$(7,080,604)

Class B
Shares sold	– 0	–	51	$	– 0	–	$543

Shares issued in reinvestment of dividends	– 0	–	16		– 0	–	170

Shares converted to Class A	– 0	–	(1,763)		– 0	–	(18,676)

Shares redeemed	– 0	–	(244)		– 0	–	(2,595)

Net decrease	– 0	–	(1,940)	$	– 0	–	$(20,558)

Class C
Shares sold	17,273		4,613		$184,996		$49,200

Shares issued in reinvestment of dividends	4,710		7,572		50,611		80,326

Shares converted to Class A	(73,645)		(151,150)		(790,864)		(1,607,772)

Shares redeemed	(60,735)		(96,857)		(651,689)		(1,022,302)

Net decrease	(112,397)		(235,822)		$(1,206,946)		$(2,500,548)

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AB Virginia Portfolio
Shares	Amount
Year Ended May 31, 2021	Year Ended May 31, 2020	Year Ended May 31, 2021	Year Ended May 31, 2020

Class A
Shares sold	857,362	1,235,415	$9,771,735	$13,982,512

Shares issued in reinvestment of dividends	166,143	172,419	1,900,135	1,939,784

Shares converted from Class B	– 0	–	4,397	– 0	–	49,423

Shares converted from Class C	691,764	550,986	7,874,256	6,213,543

Shares redeemed	(1,013,031)	(1,323,443)	(11,597,066)	(14,826,167)

Net increase	702,238	639,774	$7,949,060	$7,359,095

Class B
Shares issued in reinvestment of dividends	– 0	–	16	$	– 0	–	$180

Shares converted to Class A	– 0	–	(4,405)	– 0	–	(49,423)

Shares redeemed	– 0	–	– 0	–	– 0	–	(13)

Net decrease	– 0	–	(4,389)	$	– 0	–	$(49,256)

Class C
Shares sold	136,948	254,126	$1,564,725	$2,859,360

Shares issued in reinvestment of dividends	16,818	30,273	191,570	339,870

Shares converted to Class A	(693,555)	(552,456)	(7,874,256)	(6,213,543)

Shares redeemed	(183,341)	(362,719)	(2,095,958)	(4,039,988)

Net decrease	(723,130)	(630,776)	$(8,213,919)	$(7,054,301)

Advisor Class
Shares sold	2,123,765	1,792,050	$24,388,124	$20,155,266

Shares issued in reinvestment of dividends	84,984	80,103	972,912	901,693

Shares redeemed	(805,040)	(1,730,287)	(9,201,271)	(19,363,348)

Net increase	1,403,709	141,866	$16,159,765	$1,693,611

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

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Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and

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municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Transition and Associated Risk—The Portfolios may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing

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contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2021.

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NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2021 and May 31, 2020 were as follows:

AB Arizona Portfolio	2021	2020
Distributions paid from:
Ordinary income	$82,798	$24,802

Total taxable distributions	82,798	24,802
Tax exempt distributions	2,798,867	3,032,293

Total distributions paid	$2,881,665	$3,057,095

AB Massachusetts Portfolio	2021	2020
Distributions paid from:
Ordinary income	$683,822	$336,733

Total taxable distributions	683,822	336,733
Tax exempt distributions	4,401,679	5,622,464

Total distributions paid	$5,085,501	$5,959,197

AB Minnesota Portfolio	2021	2020
Distributions paid from:
Ordinary income	$361,497	$141,697

Total taxable distributions	361,497	141,697
Tax exempt distributions	1,001,033	1,308,363

Total distributions paid	$1,362,530	$1,450,060

AB New Jersey Portfolio	2021	2020
Distributions paid from:
Ordinary income	$108,952	$27,279

Total taxable distributions	108,952	27,279
Tax exempt distributions	2,053,003	2,530,951

Total distributions paid	$2,161,955	$2,558,230

AB Ohio Portfolio	2021	2020
Distributions paid from:
Ordinary income	$65,076	$14,343

Total taxable distributions	65,076	14,343
Tax exempt distributions	1,800,455	2,113,014

Total distributions paid	$1,865,531	$2,127,357

AB Pennsylvania Portfolio	2021	2020
Distributions paid from:
Ordinary income	$54,880	$9,002

Total taxable distributions	54,880	9,002
Tax exempt distributions	1,789,448	2,217,437

Total distributions paid	$1,844,328	$2,226,439

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio	2021	2020
Distributions paid from:
Ordinary income	$82,046	$109,471

Total taxable distributions	82,046	109,471
Tax exempt distributions	5,054,492	5,345,468

Total distributions paid	$5,136,538	$5,454,939

As of May 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)		Undistributed Long-Term Gains			Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$4,378		$	– 0	–	$(1,573,142)	$8,313,039	$6,744,275
AB Massachusetts	– 0	–		– 0	–	(770,236)	18,767,712	17,997,476
AB Minnesota	516			– 0	–	(327,665)	4,913,766	4,586,617
AB New Jersey	– 0	–		– 0	–	(9,047)	6,462,424	6,453,377
AB Ohio	3,363			– 0	–	(2,296,986)	4,636,796	2,343,173
AB Pennsylvania	– 0	–		– 0	–	(17,691)	5,958,750	5,941,059
AB Virginia	– 0	–		– 0	–	(1,056,070)	18,015,607	16,959,537

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2021, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. As of May 31, 2021, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,573,142, $770,236, $327,665, $9,047, $2,296,986, $17,691, and $1,056,070, respectively. During the current fiscal year, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania, and AB Virginia Portfolio utilized $882,069, $999,292 $155,929, $787,563, $42,677, and $127,158 of capital loss carryforwards to offset current year net realized gains.

(c)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of May 31, 2021, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,573,142	$	– 0	–
AB Massachusetts	770,236		– 0	–
AB Minnesota	327,665		– 0	–
AB New Jersey	9,047		– 0	–
AB Ohio	1,900,008		396,978
AB Pennsylvania	17,691		– 0	–
AB Virginia	1,056,070		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

During the current fiscal year, the Portfolios had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio–primarily due to taxable overdistributions—is reflected as an adjustment to the components of capital as of May 31, 2021 as shown below:

Portfolio	Increase (Decrease) to Additional Paid-In Capital			Increase (Decrease) to Distributable Earnings/(Accumulated Loss)
AB Arizona	$	– 0	–	$	– 0	–
AB Massachusetts		(1,214)			1,214
AB Minnesota		– 0	–		– 0	–
AB New Jersey		(814)			814
AB Ohio		– 0	–		– 0	–
AB Pennsylvania		(6,799)			6,799
AB Virginia		(4,235)			4,235

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.01	$ 11.22	$ 10.98	$ 11.16	$ 11.36

Income From Investment Operations

Net investment income(a)(b)	.28	.30	.32	.32	.34

Net realized and unrealized gain (loss) on investment transactions	.43	(.21)	.24	(.18)	(.20)

Net increase in net asset value from operations	.71	.09	.56	.14	.14

Less: Dividends

Dividends from net investment income	(.29)	(.30)	(.32)	(.32)	(.34)

Net asset value, end of period	$ 11.43	$ 11.01	$ 11.22	$ 10.98	$ 11.16

Total Return

Total investment return based on net asset value(c)	6.47%	.77%	5.19%	1.30%	1.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109,779	$105,315	$105,254	$102,020	$105,539

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%	.78%	.78%	.79%	.78%

Expenses, before waivers/reimbursements(d)	1.02%	1.00%	1.01%	1.00%	.97%

Net investment income(b)	2.47%	2.69%	2.90%	2.92%	3.04%

Portfolio turnover rate	6%	13%	12%	12%	12%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.99	$ 11.20	$ 10.96	$ 11.14	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.20	.22	.24	.24	.26

Net realized and unrealized gain (loss) on investment transactions	.42	(.22)	.24	(.18)	(.21)

Net increase in net asset value from operations	.62	– 0	–	.48	.06	.05

Less: Dividends

Dividends from net investment income	(.20)	(.21)	(.24)	(.24)	(.26)

Net asset value, end of period	$ 11.41	$ 10.99	$ 11.20	$ 10.96	$ 11.14

Total Return

Total investment return based on net asset value(c)	5.68%	.02%	4.41%	.55%	.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,901	$8,935	$12,211	$16,254	$19,454

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53%	1.53%	1.53%	1.54%	1.53%

Expenses, before waivers/reimbursements(d)	1.77%	1.75%	1.76%	1.75%	1.72%

Net investment income(b)	1.73%	1.95%	2.15%	2.18%	2.29%

Portfolio turnover rate	6%	13%	12%	12%	12%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	March 25, 2021(e) to May 31, 2021

Net asset value, beginning of period	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.06

Net realized and unrealized gain on investment transactions	.13

Net increase in net asset value from operations	.19

Less: Dividends

Dividends from net investment income	(.06)

Net asset value, end of period	$ 11.43

Total Return

Total investment return based on net asset value(c)	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53	%^

Expenses, before waivers/reimbursements(d)	1.00	%^

Net investment income(b)	2.70	%^

Portfolio turnover rate	6%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.15	$ 11.28	$ 11.09	$ 11.35	$ 11.61

Income From Investment Operations

Net investment income(a)(b)	.27	.31	.33	.32	.33

Net realized and unrealized gain (loss) on investment transactions	.52	(.12)	.19	(.24)	(.24)

Net increase in net asset value from operations	.79	.19	.52	.08	.09

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.32)	(.33)	(.33)	(.35)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.28)	(.32)	(.33)	(.34)	(.35)

Net asset value, end of period	$ 11.66	$ 11.15	$ 11.28	$ 11.09	$ 11.35

Total Return

Total investment return based on net asset value(c)	7.15%	1.67%	4.76%	.75%	.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,419	$114,592	$126,955	$141,078	$163,988

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77%	.77%	.78%	.78%	.77%

Expenses, before waivers/reimbursements(d)	.90%	.90%	.90%	.89%	.88%

Net investment income(b)	2.36%	2.76%	2.95%	2.89%	2.92%

Portfolio turnover rate	4%	13%	12%	19%	13%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.13	$ 11.26	$ 11.07	$ 11.33	$ 11.59

Income From Investment Operations

Net investment income(a)(b)	.19	.23	.24	.24	.25

Net realized and unrealized gain (loss) on investment transactions	.51	(.13)	.20	(.24)	(.25)

Net increase in net asset value from operations	.70	.10	.44	.00	(f)	.00	(f)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.23)	(.25)	(.25)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.19)	(.23)	(.25)	(.26)	(.26)

Net asset value, end of period	$ 11.64	$ 11.13	$ 11.26	$ 11.07	$ 11.33

Total Return

Total investment return based on net asset value(c)	6.36%	.91%	3.99%	(.01)%	.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,789	$22,940	$29,381	$36,735	$45,530

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52%	1.52%	1.53%	1.53%	1.52%

Expenses, before waivers/reimbursements(d)	1.65%	1.65%	1.65%	1.64%	1.63%

Net investment income(b)	1.62%	2.02%	2.20%	2.14%	2.17%

Portfolio turnover rate	4%	13%	12%	19%	13%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Year Ended May 31,	July 25, 2016(e) to May 31, 2017
2021	2020	2019	2018

Net asset value, beginning of period	$ 11.15	$ 11.27	$ 11.08	$ 11.34	$ 11.72

Income From Investment Operations

Net investment income(a)(b)	.30	.34	.35	.35	.30

Net realized and unrealized gain (loss) on investment transactions	.52	(.11)	.20	(.24)	(.36)

Net increase (decrease) in net asset value from operations	.82	.23	.55	.11	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.31)	(.35)	(.36)	(.36)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.31)	(.35)	(.36)	(.37)	(.32)

Net asset value, end of period	$ 11.66	$ 11.15	$ 11.27	$ 11.08	$ 11.34

Total Return

Total investment return based on net asset value(c)	7.42%	2.01%	5.03%	1.00%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,396	$61,825	$57,879	$50,825	$42,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52%	.52%	.53%	.54%	.52	%^

Expenses, before waivers/reimbursements(d)	.65%	.65%	.65%	.64%	.65	%^

Net investment income(b)	2.61%	3.00%	3.20%	3.14%	3.22	%^

Portfolio turnover rate	4%	13%	12%	19%	13%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.32	$ 10.33	$ 10.11	$ 10.33	$ 10.54

Income From Investment Operations

Net investment income(a)(b)	.22	.25	.28	.28	.29

Net realized and unrealized gain (loss) on investment transactions	.28	.01	(g)	.22	(.21)	(.19)

Net increase in net asset value from operations	.50	.26	.50	.07	.10

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.27)	(.28)	(.28)	(.29)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	(.02)

Total dividends and distributions	(.26)	(.27)	(.28)	(.29)	(.31)

Net asset value, end of period	$ 10.56	$ 10.32	$ 10.33	$ 10.11	$ 10.33

Total Return

Total investment return based on net asset value(c)	4.87%	2.51%	5.01%	.69%	1.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,933	$49,723	$51,638	$60,997	$67,611

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.87%	.86%	.85%

Expenses, before waivers/reimbursements(d)	1.22%	1.26%	1.27%	1.17%	1.11%

Net investment income(b)	2.07%	2.44%	2.73%	2.77%	2.77%

Portfolio turnover rate	5%	10%	14%	16%	12%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.33	$ 10.35	$ 10.12	$ 10.34	$ 10.55

Income From Investment Operations

Net investment income(a)(b)	.14	.18	.20	.21	.21

Net realized and unrealized gain (loss) on investment transactions	.28	(.01)	.23	(.22)	(.18)

Net increase (decrease) in net asset value from operations	.42	.17	.43	(.01)	.03

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.19)	(.20)	(.20)	(.22)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	(.02)

Total dividends and distributions	(.18)	(.19)	(.20)	(.21)	(.24)

Net asset value, end of period	$ 10.57	$ 10.33	$ 10.35	$ 10.12	$ 10.34

Total Return

Total investment return based on net asset value(c)	4.08%	1.64%	4.32%	(.06)%	.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,420	$4,922	$6,226	$8,164	$10,984

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.62%	1.61%	1.60%

Expenses, before waivers/reimbursements(d)	1.97%	2.02%	2.02%	1.92%	1.85%

Net investment income(b)	1.31%	1.69%	1.98%	2.02%	2.01%

Portfolio turnover rate	5%	10%	14%	16%	12%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 9.59	$ 9.84	$ 9.63	$ 9.78	$ 9.93

Income From Investment Operations

Net investment income(a)(b)	.28	.30	.31	.31	.32

Net realized and unrealized gain (loss) on investment transactions	.55	(.25)	.21	(.15)	(.14)

Net increase in net asset value from operations	.83	.05	.52	.16	.18

Less: Dividends

Dividends from net investment income	(.29)	(.30)	(.31)	(.31)	(.33)

Net asset value, end of period	$ 10.13	$ 9.59	$ 9.84	$ 9.63	$ 9.78

Total Return

Total investment return based on net asset value(c)	8.74%	.50%	5.53%	1.65%	1.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$70,145	$66,446	$79,995	$93,552	$92,494

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%	.84%	.84%	.83%	.82%

Expenses, before waivers/reimbursements(d)	1.14%	1.12%	1.07%	1.03%	1.01%

Net investment income(b)	2.78%	3.09%	3.23%	3.18%	3.29%

Portfolio turnover rate	22%	10%	8%	26%	8%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 9.60	$ 9.85	$ 9.64	$ 9.79	$ 9.93

Income From Investment Operations

Net investment income(a)(b)	.20	.23	.24	.24	.25

Net realized and unrealized gain (loss) on investment transactions	.54	(.25)	.21	(.15)	(.14)

Net increase (decrease) in net asset value from operations	.74	(.02)	.45	.09	.11

Less: Dividends

Dividends from net investment income	(.21)	(.23)	(.24)	(.24)	(.25)

Net asset value, end of period	$ 10.13	$ 9.60	$ 9.85	$ 9.64	$ 9.79

Total Return

Total investment return based on net asset value(c)	7.81%	(.25)%	4.74%	.89%	1.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,269	$7,891	$10,244	$14,007	$17,269

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%	1.59%	1.59%	1.58%	1.57%

Expenses, before waivers/reimbursements(d)	1.89%	1.87%	1.82%	1.77%	1.76%

Net investment income(b)	2.05%	2.34%	2.48%	2.42%	2.53%

Portfolio turnover rate	22%	10%	8%	26%	8%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 9.88	$ 10.01	$ 9.83	$ 10.05	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.26	.28	.28	.28	.28

Net realized and unrealized gain (loss) on investment transactions	.46	(.13)	.19	(.22)	(.15)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase in net asset value from operations	.72	.15	.47	.06	.13

Less: Dividends

Dividends from net investment income	(.26)	(.28)	(.29)	(.28)	(.28)

Net asset value, end of period	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.05

Total Return

Total investment return based on net asset value(c)	7.40%	1.45%	4.82%	.58%	1.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,533	$66,573	$75,542	$79,767	$83,417

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.81%	.81%	.80%	.80%

Expenses, before waivers/reimbursements(d)	1.16%	1.13%	1.11%	1.07%	1.03%

Net investment income(b)	2.52%	2.78%	2.90%	2.81%	2.76%

Portfolio turnover rate	17%	19%	8%	12%	5%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 9.88	$ 10.01	$ 9.83	$ 10.04	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.18	.20	.21	.20	.20

Net realized and unrealized gain (loss) on investment transactions	.47	(.13)	.18	(.21)	(.15)

Net increase (decrease) in net asset value from operations	.65	.07	.39	(.01)	.05

Less: Dividends

Dividends from net investment income	(.19)	(.20)	(.21)	(.20)	(.20)

Net asset value, end of period	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.04

Total Return

Total investment return based on net asset value(c)	6.60%	.70%	4.04%	(.07)%	.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,986	$5,728	$8,040	$11,967	$13,701

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.56%	1.56%	1.55%	1.55%

Expenses, before waivers/reimbursements(d)	1.91%	1.88%	1.86%	1.82%	1.78%

Net investment income(b)	1.78%	2.03%	2.15%	2.06%	2.00%

Portfolio turnover rate	17%	19%	8%	12%	5%

See footnote summary on page 173-174.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.45	$ 10.55	$ 10.35	$ 10.54	$ 10.70

Income From Investment Operations

Net investment income(a)(b)	.28	.31	.32	.30	.31

Net realized and unrealized gain (loss) on investment transactions	.46	(.11)	.20	(.19)	(.16)

Net increase in net asset value from operations	.74	.20	.52	.11	.15

Less: Dividends

Dividends from net investment income	(.29)	(.30)	(.32)	(.30)	(.31)

Net asset value, end of period	$ 10.90	$ 10.45	$ 10.55	$ 10.35	$ 10.54

Total Return

Total investment return based on net asset value(c)	7.15%	1.95%	5.10%	1.10%	1.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,592	$66,575	$74,496	$80,666	$83,620

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.86%	.86%	.85%

Expenses, before waivers/reimbursements(d)	1.19%	1.14%	1.12%	1.09%	1.05%

Net investment income(b)	2.64%	2.91%	3.07%	2.91%	2.91%

Portfolio turnover rate	12%	11%	9%	38%	24%

See footnote summary on page 173-174.

168 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.45	$ 10.56	$ 10.36	$ 10.55	$ 10.70

Income From Investment Operations

Net investment income(a)(b)	.20	.23	.24	.23	.23

Net realized and unrealized gain (loss) on investment transactions	.47	(.12)	.20	(.19)	(.15)

Net increase in net asset value from operations	.67	.11	.44	.04	.08

Less: Dividends

Dividends from net investment income	(.21)	(.22)	(.24)	(.23)	(.23)

Net asset value, end of period	$ 10.91	$ 10.45	$ 10.56	$ 10.36	$ 10.55

Total Return

Total investment return based on net asset value(c)	6.45%	1.09%	4.31%	.35%	.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,136	$4,181	$6,712	$8,686	$11,237

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.61%	1.61%	1.60%

Expenses, before waivers/reimbursements(d)	1.94%	1.89%	1.87%	1.84%	1.79%

Net investment income(b)	1.89%	2.16%	2.31%	2.16%	2.15%

Portfolio turnover rate	12%	11%	9%	38%	24%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.09	$ 11.19	$ 10.99	$ 11.19	$ 11.39

Income From Investment Operations

Net investment income(a)(b)	.26	.29	.32	.32	.32

Net realized and unrealized gain (loss) on investment transactions	.52	(.10)	.20	(.20)	(.18)

Net increase in net asset value from operations	.78	.19	.52	.12	.14

Less: Dividends

Dividends from net investment income	(.26)	(.29)	(.32)	(.32)	(.34)

Net asset value, end of period	$ 11.61	$ 11.09	$ 11.19	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(c)	7.10%	1.71%	4.80%	1.10%	1.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$147,660	$133,346	$127,353	$139,827	$159,689

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.80%	.81%	.81%	.80%

Expenses, before waivers/reimbursements(d)	.89%	.90%	.90%	.89%	.88%

Net investment income(b)	2.27%	2.62%	2.89%	2.85%	2.89%

Portfolio turnover rate	9%	16%	6%	18%	16%

See footnote summary on page 173-174.

170 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Year Ended May 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.07	$ 11.16	$ 10.96	$ 11.16	$ 11.36

Income From Investment Operations

Net investment income(a)(b)	.17	.21	.23	.23	.24

Net realized and unrealized gain (loss) on investment transactions	.51	(.09)	.21	(.19)	(.19)

Net increase in net asset value from operations	.68	.12	.44	.04	.05

Less: Dividends

Dividends from net investment income	(.17)	(.21)	(.24)	(.24)	(.25)

Net asset value, end of period	$ 11.58	$ 11.07	$ 11.16	$ 10.96	$ 11.16

Total Return

Total investment return based on net asset value(c)	6.22%	1.04%	4.04%	.35%	.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,118	$20,540	$27,759	$35,435	$41,823

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.56%	1.56%	1.55%

Expenses, before waivers/reimbursements(d)	1.64%	1.65%	1.66%	1.65%	1.63%

Net investment income(b)	1.53%	1.89%	2.15%	2.11%	2.15%

Portfolio turnover rate	9%	16%	6%	18%	16%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Year Ended May 31,				July 25, 2016(e) to May 31, 2017
	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.10	$ 11.20	$ 10.99	$ 11.19	$ 11.49

Income From Investment Operations

Net investment income(a)(b)	.29	.32	.34	.34	.30

Net realized and unrealized gain (loss) on investment transactions	.51	(.10)	.22	(.19)	(.29)

Net increase in net asset value from operations	.80	.22	.56	.15	.01

Less: Dividends

Dividends from net investment income	(.29)	(.32)	(.35)	(.35)	(.31)

Net asset value, end of period	$ 11.61	$ 11.10	$ 11.20	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(c)	7.27%	1.96%	5.16%	1.35%	.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,692	$56,772	$55,678	$41,188	$28,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%	.55%	.56%	.56%	.55%^

Expenses, before waivers/reimbursements(d)	.64%	.65%	.65%	.64%	.66%^

Net investment income(b)	2.51%	2.87%	3.14%	3.10%	3.24%^

Portfolio turnover rate.	9%	16%	6%	18%	16%

See footnote summary on page 173-174.

172 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2021	2020	2019	2018	2017

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.02%	1.00%	1.00%	.99%	.97%
Class C
Net of waivers/reimbursements	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.77%	1.75%	1.75%	1.74%	1.72%
Advisor Class
Net of waivers/reimbursements	.53%^	N/A	N/A	N/A	N/A
Before waivers/reimbursements	1.00%^	N/A	N/A	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.90%	.90%	.89%	.88%	.88%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.65%	1.65%	1.64%	1.63%	1.63%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%^
Before waivers/reimbursements	.65%	.65%	.64%	.63%	.65%^

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.22%	1.26%	1.26%	1.16%	1.11%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.97%	2.02%	2.01%	1.91%	1.85%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.14%	1.10%	1.05%	1.02%	1.01%
Class C
Net of waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.89%	1.85%	1.80%	1.77%	1.76%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Year Ended May 31,
	2021	2020	2019	2018	2017

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.16%	1.12%	1.10%	1.06%	1.03%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.91%	1.87%	1.85%	1.82%	1.78%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.19%	1.14%	1.11%	1.08%	1.05%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.94%	1.89%	1.86%	1.83%	1.79%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.89%	.90%	.90%	.88%	.88%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.64%	1.65%	1.65%	1.64%	1.63%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%^
Before waivers/reimbursements	.64%	.65%	.65%	.63%	.66%^

(e)	Commencement of distributions.

(f)	Amount is less than $.005.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

174 | AB MUNICIPAL INCOME FUND II	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Fund II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund II (the “Fund”) (comprising the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund II at May 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

abfunds.com	AB MUNICIPAL INCOME FUND II | 175

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2021

176 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND II | 177

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund’s Trustees is set forth below.

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INTERESTED TRUSTEE

Onur Erzan,# 45 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and Head of the Global Client Group overseeing AB’s institutional and retail businesses, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. Prior to joining the firm in January 2021, he spent 20 years with McKinsey, most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, he co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics, and digital assets and capabilities) globally.	75	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE

Marshall C. Turner, Jr.,## Chairman of the Board 79 (2005)	Private Investor since prior to 2016. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He was a Director of Xilinx, Inc. (programmable logic semiconductors and adaptable, intelligent computing) from 2007 through August 2020, and is a former director of 33 other companies and organizations. He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	75	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Jorge A. Bermudez,## 70 (2020)	Private Investor since prior to 2016. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008, Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016. He has served as director or trustee of the AB Funds since January 2020.	75	Moody’s Corporation since April 2011

Michael J. Downey,## 77 (2005)	Private Investor since prior to 2016. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2016 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	75	None

180 | AB MUNICIPAL INCOME FUND II	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Nancy P. Jacklin,## 73 (2006)	Private Investor since prior to 2016. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	75	None

Jeanette W. Loeb,## 69 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to present. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund, Inc. (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a Director of the AB Funds since April 2020.	75	Apollo Investment Corp. (business development company) since August 2011

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Carol C. McMullen,## 65 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and a member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	75	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Garry L. Moody,## 69 (2008)	Private Investor since prior to 2016. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He is also a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	75	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Earl D. Weiner,## 81 (2007)	Senior Counsel since 2017, Of Counsel from 2007 to 2016, and Partner prior to then, of the law firm Sullivan & Cromwell LLP. He is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	73	None

*

The address for each of the Fund’s disinterested Trustees is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department — Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Trustees.

***

The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

#	Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

184 | AB MUNICIPAL INCOME FUND II	abfunds.com

MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Onur Erzan 45	President and Chief Executive Officer	See biography above.

Terrance T. Hults 55	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2016. He is also Co-Head Municipal Portfolio Management.

Matthew J. Norton 38	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2016. He is also Co-Head Municipal Portfolio Management.

Andrew D. Potter 36	Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2016.

Emilie D. Wrapp 65	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2016.

Michael B. Reyes 44	Senior Analyst	Vice President of the Adviser**, with which he has been associated since prior to 2016.

Joseph J. Mantineo 62	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2016.

Phyllis J. Clarke 60	Controller	Vice President of the ABIS**, with which she has been associated since prior to 2016.

Vincent S. Noto 56	Chief Compliance Officer	Senior Vice President and Mutual Fund Chief Compliance Officer of the Adviser** since prior to 2016.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Portfolios, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held by video conference on November 3-5, 2020 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

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those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category

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as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. The directors noted that in the case of AB Minnesota Portfolio, the advisory fee rate was above the median.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which

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directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 30, 2021, High Yield Portfolio was named FlexFee High Yield Portfolio.

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NOTES

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NOTES

abfunds.com	AB MUNICIPAL INCOME FUND II | 195

NOTES

196 | AB MUNICIPAL INCOME FUND II	abfunds.com

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0151-0521

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

	Audit Fees		Audit-Related Fees	Tax Fees
Arizona Portfolio	2020	$28,895	$—	$18,094
	2021	$28,895	$—	$18,142
Massachusetts Portfolio	2020	$30,781	$—	$18,094
	2021	$30,781	$—	$18,142
Minnesota Portfolio	2020	$30,781	$—	$18,094
	2021	$30,781	$—	$18,142
New Jersey Portfolio	2020	$30,781	$—	$18,094
	2021	$30,781	$—	$18,142
Ohio Portfolio	2020	$30,781	$—	$18,094
	2021	$30,781	$—	$18,142
Pennsylvania Portfolio	2020	$28,895	$—	$18,094
	2021	$28,895	$—	$18,142
Virginia Portfolio	2020	$30,781	$—	$18,094
	2021	$30,781	$—	$18,142

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a)–(c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)
Massachusetts Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)
Minnesota Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)
New Jersey Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)
Ohio Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)
Pennsylvania Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)
Virginia Portfolio	2020	$747,975	$18,094
			$—
			$(18,094)
	2021	$1,324,336	$18,142
			$—
			$(18,142)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 30, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 30, 2021